UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Funds

Annual Report

September 30, 2014

AMT-Free    •    National

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2014

Eaton Vance

Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

AMT-Free Municipal Income Fund	3
National Municipal Income Fund	5

Endnotes and Additional Disclosures	7

Fund Expenses	8

Financial Statements	10

Report of Independent Registered Public Accounting Firm	47

Federal Tax Information	49

Special Meeting of Shareholders	50

Board of Trustees’ Contract Approval	51

Management and Organization	54

Important Notices	57

Eaton Vance

Municipal Income Funds

September 30, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the fiscal year began on October 1, 2013, the municipal market was at the tail end of a significant selloff that started in May 2013, after then-U.S. Federal Reserve Board (the Fed) Chairman Ben Bernanke surprised the markets by indicating that the Fed’s $85 billion in monthly asset purchases could be tapered sooner than most investors had expected. Investors rushed to sell fixed-income assets in anticipation of rising rates, causing nearly every fixed-income asset class to decline in value.

Even after the Fed tried to temper its comments and calm the markets, heavy selling in municipals continued through the summer of 2013. Although selling of municipals abated somewhat in September, the municipal market continued to experience outflows from the beginning of the period on October 1 through December 2013.

But as 2014 began, municipals turned a corner. From January 1 through September 30, 2014, municipals rallied back from 2013 lows. Contrary to what many investors had expected, Treasury rates declined and municipal rates followed. A principal driver was a global “flight to quality,” as investors sought the relative safety of Treasurys in the face of increased geopolitical and economic risks overseas. In addition, strong demand for municipals, coupled with tight supply, created a favorable supply-demand imbalance that helped drive prices up and yields down. As investors searched for yield in a low-interest-rate environment, longer dated and lower credit quality bonds were the best performers. For the one-year period as a whole, long-term municipal rates declined while short-term rates were essentially flat.

Fund Performance

For the fiscal year ended September 30, 2014, AMT-Free Municipal Income Fund and National Municipal Income Fund Class A shares at net asset value (NAV) both outperformed the 7.93% return of the Funds’ primary benchmark, the Barclays Municipal Bond Index2 (the Index).

The Funds’ overall strategy is to invest primarily in bonds with maturities of 10 years or more, in order to capture their typically higher yields and a greater income stream compared with shorter-maturity issues.

Management employs leverage through Residual Interest Bond (RIB) financing6 in seeking to enhance the Funds’

tax-exempt income. The use of leverage has the effect of achieving additional exposure to the municipal market and thus magnifying a fund’s exposure to its underlying investments in both up and down market environments. During this period of falling rates and strong performance by municipal bonds, the use of leverage was a positive contributor to performance versus the Index – which does not employ leverage – for both Funds.

By using Treasury futures and/or interest-rate swaps, management hedges to various degrees against the greater potential risk of volatility caused by the use of leverage and investing in bonds at the long end of the yield curve. As a risk management tactic within the Funds’ overall strategy, interest rate hedging is intended to moderate performance on both the upside and the downside of the market. During this period of strong performance by municipal bonds, the Funds’ Treasury futures hedge mitigated some of the upside and thus detracted modestly from the Funds’ performance relative to the unhedged Index.

Fund-specific Results

Eaton Vance AMT-Free Municipal Income Fund Class A shares at NAV returned 12.63%, outperforming the 7.93% return of the Index. The chief contributors to results relative to the Index included leverage, as noted above, as well as an overweight in bonds with 20 to 30 years remaining to maturity, an overweight and security selection in the transportation sector, and an overweight in zero coupon bonds, which were the best-performing coupon structure during the period. In contrast, the Fund’s hedging strategy, an overweight in pre-refunded, or escrowed, bonds, and an underweight in bonds with 30 or more years remaining to maturity all detracted from performance versus the Index.

Eaton Vance National Municipal Income Fund Class A shares at NAV returned 12.89%, outperforming the 7.93% return of the Index. Leverage, an overweight in bonds with 20 or more years remaining to maturity, an overweight in zero coupon bonds, and an overweight and security selection in the transportation sector all contributed to performance relative to the Index. Detractors from results versus the Index included the Fund’s hedging strategy, an underweight in California bonds, and security selection in BBB-rated7 bonds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2014

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	01/06/1998	03/16/1978	12.63%	5.09%	4.28%
Class A with 4.75% Maximum Sales Charge	—	—	7.31	4.06	3.78
Class B at NAV	01/14/1998	03/16/1978	11.73	4.31	3.53
Class B with 5% Maximum Sales Charge	—	—	6.73	3.97	3.53
Class C at NAV	05/02/2006	03/16/1978	11.84	4.31	3.54
Class C with 1% Maximum Sales Charge	—	—	10.84	4.31	3.54
Class I at NAV	03/16/1978	03/16/1978	12.99	5.37	4.55
Barclays Municipal Bond Index	—	—	7.93%	4.67%	4.72%
Barclays Long (22+) Year Municipal Bond Index	—	—	12.88	5.97	5.42

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.94%	1.69%	1.69%	0.69%
Net		0.83	1.58	1.58	0.58

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		4.17%	3.51%	3.44%	4.40%
Taxable-Equivalent Distribution Rate		7.37	6.20	6.08	7.77
SEC 30-day Yield		2.10	1.53	1.47	2.44
Taxable-Equivalent SEC 30-day Yield		3.71	2.71	2.59	4.30

% Total Leverage[6]
Residual Interest Bond (RIB) Financing					12.02%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	09/30/2004	$14,153	N.A.
Class C	$10,000	09/30/2004	$14,166	N.A.
Class I	$250,000	09/30/2004	$390,228	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2014

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

National Municipal Income Fund

September 30, 2014

Performance2,3

Portfolio Managers Thomas M. Metzold, CFA and Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/05/1994	12/19/1985	12.89%	4.89%	4.19%
Class A with 4.75% Maximum Sales Charge	—	—	7.50	3.88	3.69
Class B at NAV	12/19/1985	12/19/1985	12.06	4.10	3.44
Class B with 5% Maximum Sales Charge	—	—	7.06	3.76	3.44
Class C at NAV	12/03/1993	12/19/1985	12.06	4.10	3.42
Class C with 1% Maximum Sales Charge	—	—	11.06	4.10	3.42
Class I at NAV	07/01/1999	12/19/1985	13.17	5.17	4.46
Barclays Municipal Bond Index	—	—	7.93%	4.67%	4.72%
Barclays Long (22+) Year Municipal Bond Index	—	—	12.88	5.97	5.42

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.77%	1.52%	1.52%	0.52%
Net		0.66	1.41	1.41	0.41

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		4.01%	3.31%	3.29%	4.32%
Taxable-Equivalent Distribution Rate		7.08	5.85	5.81	7.63
SEC 30-day Yield		2.56	1.98	1.95	2.99
Taxable-Equivalent SEC 30-day Yield		4.52	3.50	3.45	5.29

% Total Leverage[6]
RIB Financing					11.62%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	09/30/2004	$14,027	N.A.
Class C	$10,000	09/30/2004	$14,006	N.A.
Class I	$250,000	09/30/2004	$386,745	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

National Municipal Income Fund

September 30, 2014

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

6

Eaton Vance

Municipal Income Funds

September 30, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class B. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

7

Eaton Vance

Municipal Income Funds

September 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 – September 30, 2014).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period* (4/1/14 – 9/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,061.90	$4.70	0.91%
Class B	$1,000.00	$1,058.30	$8.57	1.66%
Class C	$1,000.00	$1,058.20	$8.56	1.66%
Class I	$1,000.00	$1,065.00	$3.42	0.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.61	0.91%
Class B	$1,000.00	$1,016.70	$8.39	1.66%
Class C	$1,000.00	$1,016.70	$8.39	1.66%
Class I	$1,000.00	$1,021.80	$3.35	0.66%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2014.

8

Eaton Vance

Municipal Income Funds

September 30, 2014

Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period* (4/1/14 – 9/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,066.60	$4.09	0.79%
Class B	$1,000.00	$1,062.60	$7.91	1.53%
Class C	$1,000.00	$1,062.60	$7.96	1.54%
Class I	$1,000.00	$1,069.00	$2.75	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.00	0.79%
Class B	$1,000.00	$1,017.40	$7.74	1.53%
Class C	$1,000.00	$1,017.30	$7.79	1.54%
Class I	$1,000.00	$1,022.40	$2.69	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2014.

9

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2014

Portfolio of Investments

Tax-Exempt Investments — 109.6%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.7%
Idaho Bond Bank Authority, 5.25%, 9/15/25	$1,160	$1,337,154
Idaho Bond Bank Authority, 5.375%, 9/15/27	1,555	1,788,530
New York Environmental Facilities Corp., 5.00%, 10/15/35(1)	9,900	11,262,933
Rhode Island Clean Water Finance Agency, 5.00%, 10/1/32	1,400	1,633,296

		$16,021,913

Education — 4.5%
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	$4,110	$4,605,625
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,170	1,358,194
University of California, 5.25%, 5/15/35	3,555	4,224,193
University of Nebraska Facilities Corp., (UNMC Cancer Center), 5.00%, 2/15/23	415	506,757
University of Nebraska Facilities Corp., (UNMC Cancer Center), 5.00%, 2/15/24	1,120	1,375,293
West Virginia University, 5.00%, 10/1/31	3,000	3,462,120

		$15,532,182

Electric Utilities — 9.5%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,685,475
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	3,050	3,134,332
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	4,147,616
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 5/1/38	945	1,033,235
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 4.00% to 6/3/19 (Put Date), 12/1/33	3,200	3,394,464
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,410	1,528,496
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(1)	7,000	7,835,100
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,392,043
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	5,505	6,224,008

		$32,374,769

Escrowed / Prerefunded — 4.4%
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	$10,000	$9,803,800
Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,256,000

		$15,059,800

Security	Principal Amount (000’s omitted)	Value

General Obligations — 12.7%
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/32	$2,465	$2,912,767
California, 5.00%, 10/1/23(2)	225	273,994
California, 5.00%, 10/1/24(2)	1,550	1,902,609
California, 5.00%, 10/1/25(2)	2,110	2,566,477
California, 5.00%, 10/1/26(2)	1,300	1,571,661
California, 5.00%, 10/1/27(2)	630	756,120
California, 5.00%, 2/1/31	1,405	1,611,394
California, 5.25%, 10/1/29	560	661,326
California, 5.25%, 10/1/32	3,480	4,015,154
Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,354,804
Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,343,005
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	1,220	956,529
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(3)	7,700	8,851,304
South Carolina, 3.25%, 8/1/30	235	235,776
University of Connecticut, 5.00%, 2/15/32	1,250	1,450,175
Washington, 5.00%, 2/1/34	5,000	5,802,200
Washington, 5.25%, 2/1/36(1)	6,000	6,965,280

		$43,230,575

Health Care – Miscellaneous — 0.2%
Suffolk County, NY, Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$85	$86,124
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(4)	83	83,300
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(4)	294	294,108
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(4)	350	350,129

		$813,661

Hospital — 15.6%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$599,826
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	6,021,785
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	1,956,741
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,380	2,676,619

10	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	$1,325	$1,513,786
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,330	1,487,259
Henrico County, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	1,185	1,331,395
Idaho Health Facilities Authority, (Trinity Health Credit Group), 6.25%, 12/1/33	2,985	3,495,614
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,120	8,946,351
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	5,930,925
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,477,330
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	785	928,074
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,865	2,039,098
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,380	3,567,522
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/34	2,035	2,260,458
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,215	1,217,989
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,143,130
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,750,850

		$53,344,752

Housing — 0.1%
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(5)	$285	$185,256

		$185,256

Industrial Development Revenue — 1.0%
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	$345	$344,727
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	2,670	2,997,903

		$3,342,630

Insured – Education — 0.6%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,187,097

		$2,187,097

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 2.3%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,415	$6,347,084
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	1,686,625

		$8,033,709

Insured – General Obligations — 1.1%
Chicago, IL, (AGM), 5.25%, 1/1/31	$1,900	$2,076,662
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	475	542,783
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	985	994,377

		$3,613,822

Insured – Lease Revenue / Certificates of Participation — 1.2%
Anaheim, CA, Public Financing Authority, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$3,935,512

		$3,935,512

Insured – Other Revenue — 1.1%
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/34	$10,600	$3,806,884

		$3,806,884

Insured – Special Tax Revenue — 6.3%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27(6)	$7,500	$7,164,750
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27(6)	6,000	7,447,980
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,235,132
McKay Landing Metropolitan District No. 2, CO, (AMBAC), 4.25%, 12/1/36	1,300	1,219,894
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,245	873,988
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	12,295	1,564,784

		$21,506,528

Insured – Transportation — 3.6%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,134,640
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,126,240
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	888,400
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	2,077,972

11	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	$1,040	$1,194,783
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	6,845	5,840,497

		$12,262,532

Insured – Water and Sewer — 3.5%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$4,155	$4,608,560
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	4,825	5,115,562
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	716,563
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	615,703
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	303,470
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	608,567

		$11,968,425

Other Revenue — 6.3%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$1,175	$1,316,305
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	1,320	1,494,227
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	720	816,070
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	1,200	725,784
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(4)	1,000	999,940
New York, NY, Transitional Finance Authority, (Building Aid), 6.00%, 7/15/38	7,250	8,439,652
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	450	435,488
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	3,485	3,973,736
Seminole Tribe, FL, 5.50%, 10/1/24(4)	1,150	1,251,120
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	2,185	2,219,916

		$21,672,238

Senior Living / Life Care — 3.8%
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	$1,595	$1,651,240
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	2,255	2,325,469
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,480	1,480,015

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$1,650	$1,839,255
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(7)	1,480	1,021,259
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	570	636,148
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	3,027,487
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	160	171,018
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	660	705,454

		$12,857,345

Special Tax Revenue — 7.3%
Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,398	$2,426,224
Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	744	746,678
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	1,167	1,168,902
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,352,400
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34(1)	9,000	11,524,050
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	2,340	1,866,314
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	1,130	1,106,779
Successor Agency to La Quinta Redevelopment Agency, CA, 5.00%, 9/1/30	4,125	4,753,609

		$24,944,956

Transportation — 16.7%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$415	$470,120
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,283,623
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,690,390
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	1,320	1,523,214
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,188,902
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	2,250	2,700,045
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	5,000	6,081,100
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	4,820	5,643,063
New Jersey Turnpike Authority, 5.00%, 1/1/30	3,060	3,470,193
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,235	1,372,678
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	11,500	12,117,205

12	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	$3,500	$4,249,595
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,526,860
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	10,000	11,619,600

		$56,936,588

Water and Sewer — 3.1%
Chicago, IL, Water Revenue, 5.00%, 11/1/33	$1,200	$1,349,112
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/27	1,125	1,438,402
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(3)	6,855	7,891,065

		$10,678,579

Total Tax-Exempt Investments — 109.6% (identified cost $331,963,150)		$374,309,753

Other Assets, Less Liabilities — (9.6)%		$(32,658,311)

Net Assets — 100.0%		$341,651,442

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.

At September 30, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	22.0%
New York	20.7%
Texas	10.5%
Others, representing less than 10% individually	56.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2014, 18.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 6.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	When-issued security.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $6,397,369.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2014, the aggregate value of these securities is $5,198,513 or 1.5% of the Fund’s net assets.

(5)	Defaulted matured security.

(6)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(7)	Security is in default and making only partial interest payments.

13	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2014

Portfolio of Investments

Tax-Exempt Municipal Securities — 106.0%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.4%
Oklahoma Water Resources Board, 5.25%, 4/1/36	$14,165	$16,201,502
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	29,410	31,430,173

		$47,631,675

Cogeneration — 0.4%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$14,652	$12,996,603

		$12,996,603

Education — 5.3%
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	$45,615	$51,115,713
North Carolina State University at Raleigh, 5.00%, 10/1/37	8,620	9,938,257
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	11,070	12,850,609
Rutgers State University, NJ, 5.00%, 5/1/43(2)(3)	37,000	41,653,860
Texas A&M University, 5.00%, 7/1/26	200	249,236
University of California, 5.25%, 5/15/31	6,250	7,560,313
University of California, 5.25%, 5/15/32	2,500	3,007,700
University of California, 5.25%, 5/15/36	7,080	8,380,171
University of California, 5.25%, 5/15/37	13,000	15,339,740
University of California, 5.25%, 5/15/38	7,700	9,050,811
University of Colorado, 5.00%, 6/1/26	1,500	1,816,590
University of Colorado, Series A, 5.00%, 6/1/25	1,500	1,831,230
University of Colorado, Series B, 5.00%, 6/1/25	2,270	2,771,261
University of Missouri, 5.00%, 11/1/24	3,000	3,749,310
University of Nebraska Facilities Corp., (UNMC Cancer Center), 5.00%, 2/15/23	3,860	4,713,446
University of Nebraska Facilities Corp., (UNMC Cancer Center), 5.00%, 2/15/24	10,380	12,746,017

		$186,774,264

Electric Utilities — 7.8%
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	$30,485	$31,327,910
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	8,600	10,004,294
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 5/1/38	9,055	9,900,466
Nebraska Public Power District Revenue, 5.00%, 1/1/24	5,000	5,913,400
Nebraska Public Power District Revenue, 5.00%, 1/1/26	3,195	3,743,677

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), (AMT), 3.95% to 5/1/20 (Put Date), 11/1/32	$8,000	$8,146,880
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(2)	41,100	46,003,230
Unified Government of Wyandotte County/Kansas City, KS, Board of Public Utilities, 5.00%, 9/1/32	10,000	11,135,500
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(2)	22,500	26,683,200
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(2)	27,500	32,465,400
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41	30	34,392
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41(2)	26,600	30,494,240
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	51,375	58,085,089

		$273,937,678

Escrowed / Prerefunded — 0.2%
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$3,049,344
Puerto Rico Electric Power Authority, Escrowed to Maturity, 0.00%, 7/1/17	2,250	2,065,793

		$5,115,137

General Obligations — 19.6%
Alabama, 5.00%, 8/1/24	$22,260	$27,696,782
California, 5.00%, 10/1/23(4)	2,275	2,770,381
California, 5.00%, 10/1/24(4)	15,700	19,271,593
California, 5.00%, 10/1/25(4)	21,390	26,017,513
California, 5.00%, 10/1/26(4)	13,200	15,958,404
California, 5.00%, 12/1/26	5,910	7,049,271
California, 5.00%, 10/1/27(4)	6,370	7,645,210
California, 5.00%, 11/1/27	10,360	12,262,096
California, 5.00%, 2/1/31	17,595	20,179,706
California, 5.00%, 2/1/38	26,790	30,032,394
Dallas Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/23	10,000	12,281,400
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	575	703,064
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/27	600	727,386
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/28	1,265	1,526,045
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/29	935	1,125,235

14	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/30	$500	$599,325
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/31	800	954,328
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/32	970	1,151,584
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/33	1,000	1,182,470
Hawaii, 5.00%, 8/1/32	2,740	3,172,838
Illinois, 5.00%, 5/1/26	24,650	26,990,517
Illinois, 5.00%, 5/1/31	15,000	15,981,150
Illinois, 5.25%, 7/1/30	16,830	18,233,790
Illinois, 5.25%, 7/1/31	2,370	2,556,851
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	16,036,304
New York, NY, 5.00%, 8/1/24	10,220	12,463,699
New York, NY, 5.00%, 3/1/30	10,000	11,679,500
Newton, MA, 5.00%, 4/1/39	6,780	7,731,031
North Carolina, 5.00%, 6/1/22	28,000	34,240,080
Ohio, 5.00%, 9/15/22(2)(3)	24,380	29,654,369
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	11,350,600
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	41,620	47,241,197
Richmond, VA, 5.00%, 3/1/29	10,225	11,989,528
Santa Clara County, CA, (Election of 2008), 3.375%, 8/1/37	10,055	9,818,305
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(2)(3)	57,400	65,982,448
Seward County, KS, Unified School District No. 480, 5.00%, 9/1/33	10,000	11,336,200
Texas, (Texas Transportation Commission), 5.00%, 10/1/25	30,800	37,869,524
Texas, (Texas Transportation Commission), 5.00%, 10/1/26	10,000	12,223,700
Washington, 5.00%, 2/1/34	395	458,374
Washington, 5.00%, 2/1/34(2)	17,000	19,727,480
Washington, 5.00%, 2/1/35	515	595,355
Washington, 5.00%, 2/1/35(2)	23,000	26,588,690
Washington, Series 2011B, 5.00%, 2/1/33	21,255	24,179,263
Washington, Series 2014D, 5.00%, 2/1/33	21,325	24,840,640
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/31	12,995	15,283,290

		$687,358,910

Security	Principal Amount (000’s omitted)	Value

Health Care – Miscellaneous — 0.0%(5)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(6)	$482	$482,477
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(6)	517	517,651

		$1,000,128

Hospital — 8.7%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$5,700	$6,390,669
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(3)	36,700	42,705,221
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	19,942,829
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	26,385	29,673,362
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	15,623,414
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	43,260	54,356,623
Johnson City, TN, Health and Educational Facilities Board, (Mountain States Health Alliance), 5.50%, 7/1/36	1,000	1,039,540
Kansas Development Finance Authority, (Adventist Health System/Sunbelt Obligated Group), 5.00%, 11/15/32	9,975	11,192,648
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	3,000	817,680
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,510	8,878,773
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,640,807
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	12,795	13,989,413
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/41	13,500	14,794,245
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	9,170	10,318,909
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), 5.25%, 8/15/40	17,685	19,100,331
Washington Township Health Care District, 6.25%, 7/1/39	16,675	18,549,937
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	25,140	28,277,221

		$304,291,622

Housing — 0.6%
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	$10,640	$9,187,427

15	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
Virginia Housing Development Authority, (AMT), 5.10%, 10/1/35	$12,020	$12,408,126

		$21,595,553

Industrial Development Revenue — 2.3%
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	$1,020	$1,022,938
Denver City and County, CO, (United Airlines), (AMT), 5.25%, 10/1/32	12,360	12,652,561
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	19,755	20,497,590
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	2,420	2,418,088
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	440	461,723
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	175	96,469
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	28,150	31,656,364
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	10,000	12,267,800
Wickliffe, KY, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,070	1,070,417

		$82,143,950

Insured – Bond Bank — 0.1%
Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,410	$2,420,315

		$2,420,315

Insured – Education — 0.0%(5)
Metropolitan Government of Nashville and Davidson County, TN, Health and Educational Facilities Board, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,230	$1,395,337

		$1,395,337

Insured – Electric Utilities — 0.6%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.50%, 5/1/33	$7,310	$8,569,951
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	400	454,920
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,315	1,283,256
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	8,385	8,139,487
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	830	796,435

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	$165	$158,146

		$19,402,195

Insured – General Obligations — 2.4%
Chicago, IL, (AGM), 5.25%, 1/1/31	$7,600	$8,306,648
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	4,525	5,170,718
Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(2)	32,925	35,739,100
New Haven, CT, (AGM), 5.00%, 8/1/23	7,000	8,253,420
Oyster Bay, NY, (AGM), 4.00%, 8/1/29	11,885	12,383,932
Oyster Bay, NY, (AGM), 4.00%, 8/1/30	12,360	12,827,084
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	1,605	1,624,693

		$84,305,595

Insured – Hospital — 0.6%
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	$7,800	$7,907,172
Medford, OR, Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	12,000	13,680,720

		$21,587,892

Insured – Lease Revenue / Certificates of Participation — 0.0%(5)
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$770	$957,965
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	330	410,556

		$1,368,521

Insured – Other Revenue — 3.2%
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/34	$68,155	$24,477,187
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/41	25,000	4,979,500
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	11,725	13,693,745
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,085	7,105,089
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	50,000	61,054,000

		$111,309,521

16	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 2.4%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$13,783,330
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	3,884,681
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	4,450	610,317
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	1,000	959,850
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	83,550	12,462,318
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	253,860	35,527,707
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	128,640	16,890,432

		$84,118,635

Insured – Student Loan — 1.7%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$36,070	$38,134,647
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	19,870	20,225,871

		$58,360,518

Insured – Transportation — 4.9%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$11,327,850
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	41,630	19,669,342
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	13,335	4,342,409
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	19,180	21,084,190
North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42(7)	58,690	71,363,519
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,000	918,330
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,795	1,469,674
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	590	588,602
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	14,950	15,810,971
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	21,420	23,621,762

		$170,196,649

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 2.8%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$8,905	$10,289,460
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	38,660	44,559,516
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	36,925	42,615,143

		$97,464,119

Nursing Home — 0.2%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$8,835	$8,400,671

		$8,400,671

Other Revenue — 6.4%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$12,735	$14,266,511
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	16,295	18,445,777
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	7,785	8,823,752
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(8)	250	151,205
New Mexico Municipal Energy Acquisition Authority, 0.855%, 11/1/39(9)	8,300	8,356,108
New York, NY, Industrial Development Agency, (Bronx Parking Development Co., LLC), 5.875%, 10/1/46(8)	12,330	4,562,100
New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/36	16,555	18,645,400
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(6)	12,000	10,736,640
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(6)	19,000	14,594,280
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	12,765	14,555,164
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	46,135	56,684,229
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	11,190	12,194,526
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,251,399
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	34,755	37,265,006

		$224,532,097

Senior Living / Life Care — 0.3%
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(8)	$409	$100,229
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(8)	16,435	11,340,808

		$11,441,037

17	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 4.7%
Dupree Lakes Community Development District, FL, 5.375%, 5/1/37	$870	$818,522
Dupree Lakes Community Development District, FL, 6.83%, 11/1/15	55	55,323
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	350	385,830
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	375	414,098
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.20%, 5/1/35	540	546,772
Louisiana, 5.00%, 6/15/30	5,700	6,719,502
Louisiana, 5.00%, 6/15/31	5,950	6,981,135
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	19,555	22,402,208
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 8/15/30	18,080	21,242,915
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(10)	230	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(11)	80	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	160	160,360
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	430	344,658
New River Community Development District, FL, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	225	223,556
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	335	269,899
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/38	17,640	20,112,952
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/32	22,970	26,910,503
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/33	10,335	11,853,211
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	5,385	4,294,914
Sales Tax Asset Receivables Corp., NY, 5.00%, 10/15/26(4)	20,940	25,856,084
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	530	514,487
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	385	339,170
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,665	1,292,839
Texas Transportation Commission, 5.00%, 4/1/33(2)(3)	10,000	11,774,200
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,410	1,621,147

		$165,134,285

Student Loan — 0.7%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$14,800	$16,487,940

Security	Principal Amount (000’s omitted)	Value

Student Loan (continued)
Iowa Student Loan Liquidity Corp., 5.50%, 12/1/27	$2,895	$3,104,887
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	4,250	4,256,545

		$23,849,372

Transportation — 22.6%
Charleston County, SC, Airport District, (AMT), 5.50%, 7/1/38	$10,000	$11,251,200
Chicago, IL, (Midway Airport), 5.00%, 1/1/33	6,750	7,529,895
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	18,535	21,591,978
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	18,469,437
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	13,690	15,629,462
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	10,000	11,378,900
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	10,755	12,196,493
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	21,700	24,988,852
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	13,445	15,380,542
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	6,660	7,771,754
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	12,076,703
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	11,680	13,478,136
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	7,670	7,951,106
Illinois Toll Highway Authority, 5.00%, 1/1/29	1,750	2,043,965
Illinois Toll Highway Authority, 5.00%, 1/1/30	1,000	1,164,460
Illinois Toll Highway Authority, 5.00%, 1/1/31	1,000	1,153,080
Illinois Toll Highway Authority, 5.00%, 1/1/32	2,500	2,874,025
Illinois Toll Highway Authority, 5.00%, 1/1/33	4,750	5,431,910
Illinois Toll Highway Authority, 5.25%, 1/1/29	13,160	15,074,254
Illinois Toll Highway Authority, 5.25%, 1/1/30(2)(3)	18,180	20,734,654
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(3)	7,200	8,148,960
Metropolitan Transportation Authority, NY, 5.00%, 11/15/24	8,175	9,995,082
Metropolitan Transportation Authority, NY, 5.00%, 11/15/25	7,500	9,073,650
Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	12,000	14,050,680
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	19,475	23,370,389
Metropolitan Washington, D.C., Airports Authority, (AMT), 5.00%, 10/1/23	12,050	14,366,010

18	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Metropolitan Washington, D.C., Airports Authority, (AMT), 5.00%, 10/1/24	$14,535	$17,398,976
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	40,000	45,950,000
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38(7)	26,650	31,089,890
New Jersey Turnpike Authority, 5.00%, 1/1/28	20,415	23,435,603
New Jersey Turnpike Authority, 5.00%, 1/1/30	25,000	28,959,000
New Jersey Turnpike Authority, 5.00%, 1/1/31	10,000	11,529,000
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	15,845	17,611,401
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	15,000	16,552,800
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	9,305	10,378,425
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	13,010	13,631,748
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	12,125	12,575,322
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	25,000	26,598,500
Pennsylvania Turnpike Commission, 6.50%, 12/1/36	10,000	11,836,800
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	4,830	5,412,740
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	11,865	13,181,540
Port Authority of New York & New Jersey, (AMT), 5.00%, 9/1/25	10,000	11,873,000
Port Authority of New York & New Jersey, (AMT), 5.00%, 9/1/26	12,500	14,722,875
Port Authority of New York & New Jersey, (AMT), 5.00%, 9/1/27	7,500	8,756,325
Port Authority of New York & New Jersey, (AMT), 5.00%, 10/15/36	17,725	19,516,643
Port Authority of New York & New Jersey, (AMT), 5.25%, 9/15/23(2)	28,890	32,283,419
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	35,453,764
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	28,534,426
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(2)	38,980	45,293,201

		$789,750,975

Water and Sewer — 6.1%
Chicago, IL, Water Revenue, 5.00%, 11/1/30	$1,750	$1,992,953
Chicago, IL, Water Revenue, 5.00%, 11/1/31	1,000	1,132,430
Chicago, IL, Water Revenue, 5.00%, 11/1/39	2,000	2,223,380
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	22,500	24,055,650

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Detroit, MI, Water Supply System, 5.00%, 7/1/41	$2,185	$2,283,434
Detroit, MI, Water Supply System, 5.25%, 7/1/41(7)	56,420	59,783,196
Metropolitan Water District of Southern California, 5.00%, 7/1/37(2)	34,800	38,514,900
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	8,712,406
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	8,095	8,483,722
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/36	15,000	17,203,500
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)(3)	42,030	48,382,414

		$212,767,985

Total Tax-Exempt Municipal Securities — 106.0% (identified cost $3,417,564,580)		$3,710,651,239

Taxable Municipal Securities — 1.8%

Security	Principal Amount (000’s omitted)	Value

Education — 0.7%
University of North Carolina at Chapel Hill, 3.847%, 12/1/34(4)	$25,000	$25,250,000

		$25,250,000

General Obligations — 1.1%
Massachusetts, 4.50%, 8/1/31(12)	$26,985	$29,280,884
Texas, (Texas Transportation Commission), 4.631%, 4/1/33(12)	3,425	3,816,409
Utah, 3.539%, 7/1/25(12)	5,250	5,455,642

		$38,552,935

Total Taxable Municipal Securities — 1.8% (identified cost $63,394,535)		$63,802,935

19	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2014

Portfolio of Investments — continued

Corporate Bonds & Notes — 0.8%

Security	Principal Amount (000’s omitted)	Value

Education — 0.8%
Massachusetts Institute of Technology, 3.308%, 7/1/26	$27,000	$27,207,468

Total Corporate Bonds & Notes — 0.8% (identified cost $27,000,000)		$27,207,468

Total Investments — 108.6% (identified cost $3,507,959,115)		$3,801,661,642

Other Assets, Less Liabilities — (8.6)%		$(300,227,826)

Net Assets — 100.0%		$3,501,433,816

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

At September 30, 2014, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	19.9%
California	16.7%
Texas	16.7%
Others, representing less than 10% individually	55.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2014, 14.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.1% to 5.2% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).
(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $95,521,126.

(4)	When-issued security.

(5)	Amount is less than 0.05%.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2014, the aggregate value of these securities is $26,331,048 or 0.8% of the Fund’s net assets.

(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(8)	Security is in default and making only partial interest payments.

(9)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2014.

(10)	Defaulted matured security.

(11)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(12)

Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

20	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Statements of Assets and Liabilities

	September 30, 2014
Assets	AMT-Free Fund	National Fund
Investments —
Identified cost	$331,963,150	$3,507,959,115
Unrealized appreciation	42,346,603	293,702,527
Investments, at value	$374,309,753	$3,801,661,642
Cash	$5,507,735	$193,178,764
Restricted cash*	975,000	9,000,000
Interest receivable	4,560,220	45,919,001
Receivable for investments sold	13,704,451	84,640,248
Receivable for Fund shares sold	214,683	3,353,076
Receivable for variation margin on open financial futures contracts	104,563	1,218,750
Total assets	$399,376,405	$4,138,971,481

Liabilities
Payable for floating rate notes issued	$46,685,000	$460,200,000
Payable for investments purchased	766,807	—
Payable for when-issued securities	8,129,044	161,850,147
Payable for Fund shares redeemed	1,524,397	9,911,078
Distributions payable	201,919	2,035,589
Payable to affiliates:
Investment adviser fee	126,975	991,552
Distribution and service fees	73,250	999,698
Interest expense and fees payable	82,878	930,206
Accrued expenses	134,693	619,395
Total liabilities	$57,724,963	$637,537,665
Net Assets	$341,651,442	$3,501,433,816

Sources of Net Assets
Paid-in capital	$433,971,983	$4,489,970,927
Accumulated net realized loss	(136,559,099)	(1,296,187,192)
Accumulated undistributed net investment income	1,538,635	10,671,794
Net unrealized appreciation	42,699,923	296,978,287
Net Assets	$341,651,442	$3,501,433,816

21	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Statements of Assets and Liabilities — continued

	September 30, 2014
Class A Shares	AMT-Free Fund	National Fund
Net Assets	$200,407,536	$2,126,464,760
Shares Outstanding	21,433,541	215,351,635
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.35	$9.87
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.82	$10.36

Class B Shares
Net Assets	$1,647,120	$42,654,516
Shares Outstanding	177,323	4,320,225
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.29	$9.87

Class C Shares
Net Assets	$37,192,861	$645,800,529
Shares Outstanding	4,000,098	65,402,572
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.30	$9.87

Class I Shares
Net Assets	$102,403,925	$686,514,011
Shares Outstanding	10,026,494	69,521,853
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.21	$9.87

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

22	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Statements of Operations

	Year Ended September 30, 2014
Investment Income	AMT-Free Fund	National Fund
Interest	$18,527,142	$191,850,092
Total investment income	$18,527,142	$191,850,092

Expenses
Investment adviser fee	$1,590,475	$12,534,922
Distribution and service fees
Class A	535,193	5,184,942
Class B	21,921	493,479
Class C	381,972	6,371,176
Trustees’ fees and expenses	15,421	64,765
Custodian fee	84,271	602,804
Transfer and dividend disbursing agent fees	119,375	1,468,941
Legal and accounting services	99,797	386,609
Printing and postage	30,754	257,169
Registration fees	52,082	144,563
Interest expense and fees	314,546	3,265,136
Miscellaneous	38,375	207,513
Total expenses	$3,284,182	$30,982,019
Deduct —
Reduction of custodian fee	$3,390	$26,341
Total expense reductions	$3,390	$26,341

Net expenses	$3,280,792	$30,955,678

Net investment income	$15,246,350	$160,894,414

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$5,791,984	$58,730,103
Financial futures contracts	(3,929,364)	(34,700,170)
Net realized gain	$1,862,620	$24,029,933
Change in unrealized appreciation (depreciation) —
Investments	$22,456,481	$216,051,811
Financial futures contracts	1,455,693	5,523,436
Net change in unrealized appreciation (depreciation)	$23,912,174	$221,575,247

Net realized and unrealized gain	$25,774,794	$245,605,180

Net increase in net assets from operations	$41,021,144	$406,499,594

23	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Statements of Changes in Net Assets

	Year Ended September 30, 2014
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund
From operations —
Net investment income	$15,246,350	$160,894,414
Net realized gain from investment transactions and financial futures contracts	1,862,620	24,029,933
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	23,912,174	221,575,247
Net increase in net assets from operations	$41,021,144	$406,499,594
Distributions to shareholders —
From net investment income
Class A	$(9,371,998)	$(99,477,459)
Class B	(80,021)	(2,021,368)
Class C	(1,386,129)	(25,853,832)
Class I	(4,338,298)	(36,405,260)
Total distributions to shareholders	$(15,176,446)	$(163,757,919)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$20,110,528	$203,628,591
Class B	92,769	444,785
Class C	4,386,915	49,933,766
Class I	17,931,150	319,714,305
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	8,242,924	82,959,583
Class B	58,072	1,667,463
Class C	1,046,468	19,675,408
Class I	3,172,269	31,125,442
Cost of shares redeemed
Class A	(69,295,933)	(602,870,865)
Class B	(627,087)	(12,371,518)
Class C	(11,898,671)	(168,173,700)
Class I	(25,188,187)	(702,734,261)
Issued in connection with tax-free reorganizations (see Note 12)
Class A	—	146,588,628
Class B	—	2,461,257
Class C	—	17,625,276
Class I	—	12,263,760
Net asset value of shares exchanged
Class A	926,940	12,268,523
Class B	(926,940)	(12,268,523)
Net decrease in net assets from Fund share transactions	$(51,968,783)	$(598,062,080)

Net decrease in net assets	$(26,124,085)	$(355,320,405)

Net Assets
At beginning of year	$367,775,527	$3,856,754,221
At end of year	$341,651,442	$3,501,433,816

Accumulated undistributed net investment income included in net assets
At end of year	$1,538,635	$10,671,794

24	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2013
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund
From operations —
Net investment income	$18,804,549	$220,418,908
Net realized gain (loss) from investment transactions and financial futures contracts	2,684,510	(55,605,725)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(46,601,285)	(432,465,610)
Net decrease in net assets from operations	$(25,112,226)	$(267,652,427)
Distributions to shareholders —
From net investment income
Class A	$(11,586,838)	$(124,978,397)
Class B	(141,200)	(3,299,435)
Class C	(1,727,840)	(34,910,941)
Class I	(5,196,706)	(56,609,744)
Total distributions to shareholders	$(18,652,584)	$(219,798,517)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$32,542,930	$319,130,862
Class B	110,033	1,005,784
Class C	7,723,182	72,182,129
Class I	35,873,736	508,215,956
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	10,065,653	102,663,228
Class B	105,774	2,639,049
Class C	1,241,793	25,495,575
Class I	3,618,600	48,089,138
Cost of shares redeemed
Class A	(86,368,611)	(1,013,790,449)
Class B	(869,626)	(24,043,341)
Class C	(13,190,948)	(306,962,890)
Class I	(53,834,097)	(592,809,672)
Net asset value of shares exchanged
Class A	1,330,566	16,194,292
Class B	(1,330,566)	(16,194,292)
Net decrease in net assets from Fund share transactions	$(62,981,581)	$(858,184,631)

Net decrease in net assets	$(106,746,391)	$(1,345,635,575)

Net Assets
At beginning of year	$474,521,918	$5,202,389,796
At end of year	$367,775,527	$3,856,754,221

Accumulated undistributed net investment income included in net assets
At end of year	$1,538,635	$10,956,902

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Statements of Cash Flows

	Year Ended September 30, 2014
Cash Flows From Operating Activities	AMT-Free Fund	National Fund
Net increase in net assets from operations	$41,021,144	$406,499,594
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(85,620,525)	(1,740,117,194)
Investments sold	149,249,828	2,876,895,697
Net amortization/accretion of premium (discount)	(2,030,334)	(18,943,036)
Decrease (increase) in restricted cash	25,000	(6,000,000)
Decrease in interest receivable	499,244	10,850,954
Increase in receivable for variation margin on open financial futures contracts	(104,563)	(1,218,750)
Decrease in payable for variation margin on open financial futures contracts	(3,859)	(581,783)
Decrease in payable to affiliate for investment adviser fee	(13,236)	(179,929)
Decrease in payable to affiliate for distribution and service fees	(8,482)	(72,530)
Decrease in interest expense and fees payable	(4,143)	(137,530)
Decrease in accrued expenses	(10,100)	(197,696)
Net change in unrealized (appreciation) depreciation from investments	(22,456,481)	(216,051,811)
Net realized gain from investments	(5,791,984)	(58,730,103)
Net cash provided by operating activities	$74,751,509	$1,252,015,883

Cash Flows From Financing Activities
Proceeds from Fund shares sold	$42,435,304	$584,666,143
Fund shares redeemed	(106,586,628)	(1,498,823,020)
Distributions paid, net of reinvestments	(2,704,056)	(29,073,233)
Proceeds from secured borrowings	—	113,735,000
Repayment of secured borrowings	(6,910,000)	(270,560,000)
Cash acquired in connection with tax free reorganization (see Note 12)	—	7,151,189
Net cash used in financing activities	$(73,765,380)	$(1,092,903,921)

Net increase in cash	$986,129	$159,111,962

Cash at beginning of year	$4,521,606	$34,066,802

Cash at end of year	$5,507,735	$193,178,764

Supplemental disclosure of cash flow information:
Noncash operating activities not included herein consist of:
Acquisition of net assets in connection with tax-free reorganization (see Note 12), less cash acquired	$—	$171,787,732
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$12,519,733	$135,427,896
Issuance of Fund shares in connection with tax-free reorganization (see Note 12)	$—	$178,938,921
Cash paid for interest and fees	$318,689	$3,402,666

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights

	AMT-Free Fund — Class A
	Year Ended September 30,		Nine Months Ended September 30, 2012(1)		Year Ended December 31,
	2014	2013			2011	2010	2009
Net asset value — Beginning of period	$8.670	$9.600	$8.840		$8.320	$8.800	$7.030

Income (Loss) From Operations
Net investment income(2)	$0.395	$0.400	$0.296		$0.437	$0.436	$0.429
Net realized and unrealized gain (loss)	0.677	(0.934)	0.758		0.505	(0.487)	1.763

Total income (loss) from operations	$1.072	$(0.534)	$1.054		$0.942	$(0.051)	$2.192

Less Distributions
From net investment income	$(0.392)	$(0.396)	$(0.294)		$(0.422)	$(0.429)	$(0.422)

Total distributions	$(0.392)	$(0.396)	$(0.294)		$(0.422)	$(0.429)	$(0.422)

Net asset value — End of period	$9.350	$8.670	$9.600		$8.840	$8.320	$8.800

Total Return(3)	12.63%	(5.75)%	12.06	%(4)	11.68%	(0.79)%	31.71%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$200,408	$224,506	$293,544		$299,566	$345,914	$464,221
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	0.83%	0.83%	0.84	%(5)	0.85%	0.83%	0.84%
Interest and fee expense(7)	0.09%	0.11%	0.11	%(5)	0.12%	0.13%	0.11%
Total expenses(6)	0.92%	0.94%	0.95	%(5)	0.97%	0.96%	0.95%
Net investment income	4.40%	4.26%	4.24	%(5)	5.19%	4.90%	5.20%
Portfolio Turnover	24%	31%	26	%(4)	20%	15%	46%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	AMT-Free Fund — Class B
	Year Ended September 30,		Nine Months Ended September 30, 2012(1)		Year Ended December 31,
	2014	2013			2011	2010	2009
Net asset value — Beginning of period	$8.620	$9.540	$8.780		$8.270	$8.740	$6.980

Income (Loss) From Operations
Net investment income(2)	$0.326	$0.326	$0.242		$0.372	$0.368	$0.365
Net realized and unrealized gain (loss)	0.667	(0.922)	0.758		0.495	(0.477)	1.755

Total income (loss) from operations	$0.993	$(0.596)	$1.000		$0.867	$(0.109)	$2.120

Less Distributions
From net investment income	$(0.323)	$(0.324)	$(0.240)		$(0.357)	$(0.361)	$(0.360)

Total distributions	$(0.323)	$(0.324)	$(0.240)		$(0.357)	$(0.361)	$(0.360)

Net asset value — End of period	$9.290	$8.620	$9.540		$8.780	$8.270	$8.740

Total Return(3)	11.73%	(6.42)%	11.50	%(4)	10.76%	(1.43)%	30.80%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,647	$2,893	$5,236		$7,771	$13,078	$19,252
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	1.58%	1.58%	1.59	%(5)	1.61%	1.58%	1.59%
Interest and fee expense(7)	0.09%	0.11%	0.11	%(5)	0.12%	0.13%	0.11%
Total expenses(6)	1.67%	1.69%	1.70	%(5)	1.73%	1.71%	1.70%
Net investment income	3.67%	3.49%	3.50	%(5)	4.46%	4.16%	4.47%
Portfolio Turnover	24%	31%	26	%(4)	20%	15%	46%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	AMT-Free Fund — Class C
	Year Ended September 30,		Nine Months Ended September 30, 2012(1)		Year Ended December 31,
	2014	2013			2011	2010	2009
Net asset value — Beginning of period	$8.620	$9.550	$8.790		$8.280	$8.750	$6.990

Income (Loss) From Operations
Net investment income(2)	$0.326	$0.327	$0.242		$0.371	$0.367	$0.365
Net realized and unrealized gain (loss)	0.677	(0.933)	0.758		0.496	(0.475)	1.755

Total income (loss) from operations	$1.003	$(0.606)	$1.000		$0.867	$(0.108)	$2.120

Less Distributions
From net investment income	$(0.323)	$(0.324)	$(0.240)		$(0.357)	$(0.362)	$(0.360)

Total distributions	$(0.323)	$(0.324)	$(0.240)		$(0.357)	$(0.362)	$(0.360)

Net asset value — End of period	$9.300	$8.620	$9.550		$8.790	$8.280	$8.750

Total Return(3)	11.84%	(6.51)%	11.49	%(4)	10.76%	(1.42)%	30.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,193	$40,823	$50,099		$43,863	$50,369	$56,641
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	1.58%	1.58%	1.59	%(5)	1.61%	1.57%	1.59%
Interest and fee expense(7)	0.09%	0.11%	0.11	%(5)	0.12%	0.13%	0.11%
Total expenses(6)	1.67%	1.69%	1.70	%(5)	1.73%	1.70%	1.70%
Net investment income	3.65%	3.52%	3.48	%(5)	4.42%	4.14%	4.44%
Portfolio Turnover	24%	31%	26	%(4)	20%	15%	46%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	AMT-Free Fund — Class I
	Year Ended September 30,		Nine Months Ended September 30, 2012(1)		Year Ended December 31,
	2014	2013			2011	2010	2009
Net asset value — Beginning of period	$9.470	$10.480	$9.660		$9.090	$9.610	$7.670

Income (Loss) From Operations
Net investment income(2)	$0.455	$0.463	$0.341		$0.500	$0.500	$0.491
Net realized and unrealized gain (loss)	0.737	(1.015)	0.819		0.554	(0.528)	1.932

Total income (loss) from operations	$1.192	$(0.552)	$1.160		$1.054	$(0.028)	$2.423

Less Distributions
From net investment income	$(0.452)	$(0.458)	$(0.340)		$(0.484)	$(0.492)	$(0.483)

Total distributions	$(0.452)	$(0.458)	$(0.340)		$(0.484)	$(0.492)	$(0.483)

Net asset value — End of period	$10.210	$9.470	$10.480		$9.660	$9.090	$9.610

Total Return(3)	12.99%	(5.46)%	12.27	%(4)	11.87%	(0.50)%	31.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$102,404	$99,553	$125,642		$101,762	$130,202	$196,069
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	0.58%	0.58%	0.59	%(5)	0.60%	0.57%	0.59%
Interest and fee expense(7)	0.09%	0.11%	0.11	%(5)	0.12%	0.13%	0.11%
Total expenses(6)	0.67%	0.69%	0.70	%(5)	0.72%	0.70%	0.70%
Net investment income	4.64%	4.52%	4.48	%(5)	5.42%	5.14%	5.43%
Portfolio Turnover	24%	31%	26	%(4)	20%	15%	46%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	National Fund — Class A
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.170	$10.200	$9.360	$10.020	$10.040

Income (Loss) From Operations
Net investment income(1)	$0.446	$0.468	$0.477	$0.549	$0.527
Net realized and unrealized gain (loss)	0.707	(1.032)	0.842	(0.682)	(0.022)

Total income (loss) from operations	$1.153	$(0.564)	$1.319	$(0.133)	$0.505

Less Distributions
From net investment income	$(0.453)	$(0.466)	$(0.479)	$(0.527)	$(0.525)

Total distributions	$(0.453)	$(0.466)	$(0.479)	$(0.527)	$(0.525)

Net asset value — End of year	$9.870	$9.170	$10.200	$9.360	$10.020

Total Return(2)	12.89%	(5.77)%	14.42%	(1.00)%	5.36%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,126,465	$2,134,502	$2,975,655	$2,872,630	$3,971,060
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.71%	0.66%	0.67%	0.69%	0.67%
Interest and fee expense(4)	0.09%	0.11%	0.11%	0.13%	0.13%
Total expenses(3)	0.80%	0.77%	0.78%	0.82%	0.80%
Net investment income	4.71%	4.67%	4.88%	6.04%	5.45%
Portfolio Turnover	47%	74%	59%	18%	20%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	National Fund — Class B
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.170	$10.200	$9.360	$10.020	$10.050

Income (Loss) From Operations
Net investment income(1)	$0.379	$0.392	$0.405	$0.480	$0.455
Net realized and unrealized gain (loss)	0.704	(1.031)	0.840	(0.681)	(0.029)

Total income (loss) from operations	$1.083	$(0.639)	$1.245	$(0.201)	$0.426

Less Distributions
From net investment income	$(0.383)	$(0.391)	$(0.405)	$(0.459)	$(0.456)

Total distributions	$(0.383)	$(0.391)	$(0.405)	$(0.459)	$(0.456)

Net asset value — End of year	$9.870	$9.170	$10.200	$9.360	$10.020

Total Return(2)	12.06%	(6.47)%	13.57%	(1.73)%	4.51%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$42,655	$59,244	$103,613	$122,288	$160,946
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.41%	1.42%	1.44%	1.42%
Interest and fee expense(4)	0.09%	0.11%	0.11%	0.13%	0.13%
Total expenses(3)	1.55%	1.52%	1.53%	1.57%	1.55%
Net investment income	4.01%	3.90%	4.15%	5.29%	4.70%
Portfolio Turnover	47%	74%	59%	18%	20%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	National Fund — Class C
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.170	$10.200	$9.360	$10.020	$10.050

Income (Loss) From Operations
Net investment income(1)	$0.376	$0.392	$0.404	$0.481	$0.455
Net realized and unrealized gain (loss)	0.707	(1.031)	0.841	(0.682)	(0.029)

Total income (loss) from operations	$1.083	$(0.639)	$1.245	$(0.201)	$0.426

Less Distributions
From net investment income	$(0.383)	$(0.391)	$(0.405)	$(0.459)	$(0.456)

Total distributions	$(0.383)	$(0.391)	$(0.405)	$(0.459)	$(0.456)

Net asset value — End of year	$9.870	$9.170	$10.200	$9.360	$10.020

Total Return(2)	12.06%	(6.47)%	13.58%	(1.74)%	4.51%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$645,801	$681,072	$980,799	$932,773	$1,281,278
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.41%	1.42%	1.44%	1.42%
Interest and fee expense(4)	0.09%	0.11%	0.11%	0.13%	0.13%
Total expenses(3)	1.55%	1.52%	1.53%	1.57%	1.55%
Net investment income	3.98%	3.92%	4.13%	5.29%	4.70%
Portfolio Turnover	47%	74%	59%	18%	20%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	National Fund — Class I
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.180	$10.200	$9.360	$10.020	$10.040

Income (Loss) From Operations
Net investment income(1)	$0.478	$0.492	$0.499	$0.565	$0.552
Net realized and unrealized gain (loss)	0.690	(1.021)	0.844	(0.675)	(0.024)

Total income (loss) from operations	$1.168	$(0.529)	$1.343	$(0.110)	$0.528

Less Distributions
From net investment income	$(0.478)	$(0.491)	$(0.503)	$(0.550)	$(0.548)

Total distributions	$(0.478)	$(0.491)	$(0.503)	$(0.550)	$(0.548)

Net asset value — End of year	$9.870	$9.180	$10.200	$9.360	$10.020

Total Return(2)	13.17%	(5.43)%	14.71%	(0.75)%	5.61%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$686,514	$981,936	$1,142,323	$796,970	$522,370
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.46%	0.41%	0.42%	0.43%	0.42%
Interest and fee expense(4)	0.09%	0.11%	0.11%	0.13%	0.13%
Total expenses(3)	0.55%	0.52%	0.53%	0.56%	0.55%
Net investment income	5.07%	4.93%	5.09%	6.23%	5.70%
Portfolio Turnover	47%	74%	59%	18%	20%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. The Funds’ investment objective is to provide current income exempt from regular federal income tax. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At September 30, 2014, the Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year, retaining the same short-term or

35

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

long-term character as when originally deferred, and are treated as realized prior to the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	AMT-Free Fund	National Fund

September 30, 2015	$12,777,842	$1,872,342
September 30, 2016	23,678,685	53,981,575
September 30, 2017	55,876,213	16,271,265
September 30, 2018	10,549,691	797,269,779
September 30, 2019	—	56,374,590

Total capital loss carryforward	$102,882,431	$925,769,551

Deferred capital losses
Short-term	$13,989,515	$178,038,326
Long-term	$19,186,298	$218,786,721

Included in the amounts above for National Fund is a capital loss carryforward of $12,407,106 as a result of the reorganizations on June 27, 2014 (see Note 12) and a capital loss carryforward of $18,149,382 as a result of the reorganizations which occurred in prior years. Utilization of these capital loss carryforwards may be limited in accordance with certain income tax regulations.

As of September 30, 2014, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting

36

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 11) at September 30, 2014. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2014, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	AMT-Free Fund	National Fund

Floating Rate Notes Outstanding	$46,685,000	$460,200,000
Interest Rate or Range of Interest Rates (%)	0.04 - 0.05	0.04 - 0.24
Collateral for Floating Rate Notes Outstanding	$76,305,807	$709,093,068

For the year ended September 30, 2014, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	AMT-Free Fund	National Fund

Average Floating Rate Notes Outstanding	$48,759,932	$496,565,658
Average Interest Rate	0.65%	0.66%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2014.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The compliance date for the Volcker Rule is July 21, 2015. The Volcker Rule may preclude banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts may need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Funds. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly,

37

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2014 and September 30, 2013 was as follows:

	Year Ended September 30, 2014
	AMT-Free Fund	National Fund

Distributions declared from:
Tax-exempt income	$15,150,557	$158,315,622
Ordinary income	$25,889	$5,442,297

	Year Ended September 30, 2013
	AMT-Free Fund	National Fund

Distributions declared from:
Tax-exempt income	$18,624,250	$211,242,408
Ordinary income	$28,334	$8,556,109

During the year ended September 30, 2014, the following amounts were reclassified due to expired capital loss carryforwards, limitations on acquired capital loss carryforwards and differences between book and tax accounting, primarily for accretion of market discount.

	AMT-Free Fund	National Fund

Change in:
Paid-in capital	$—	$(2,104,350)
Accumulated net realized loss	$69,904	$(474,047)
Accumulated undistributed net investment income	$(69,904)	$2,578,397

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

38

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

As of September 30, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	AMT-Free Fund	National Fund

Undistributed tax-exempt income	$1,740,557	$12,770,376
Capital loss carryforward and deferred capital losses	$(136,058,244)	$(1,322,594,598)
Net unrealized appreciation	$42,199,065	$323,322,700
Other temporary differences	$(201,919)	$(2,035,589)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, futures contracts, residual interest bonds, accretion of market discount, expenditures on defaulted bonds, defaulted bond interest and the timing of recognizing distributions to shareholders.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) for AMT-Free Fund and Boston Management and Research (BMR), a subsidiary of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75
$1 billion up to $1.5 billion	0.250	2.50
$1.5 billion up to $2 billion	0.225	2.25
$2 billion up to $3 billion	0.200	2.00
$3 billion and over	0.175	1.75

For the year ended September 30, 2014, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free Fund	National Fund

Investment Adviser Fee	$1,590,475	$12,534,922
Effective Annual Rate	0.46%	0.36%

EVM serves as administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended September 30, 2014 were as follows:

	AMT-Free Fund	National Fund

EVM’s Sub-Transfer Agent Fees	$5,095	$53,120
EVD’s Class A Sales Charges	$15,314	$172,398

39

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2014 for Class A shares amounted to the following:

	AMT-Free Fund	National Fund

Class A Distribution and Service Fees	$535,193	$5,184,942

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended September 30, 2014, the Funds paid or accrued to EVD the following distribution fees:

	AMT-Free Fund	National Fund

Class B Distribution Fees	$16,441	$370,109
Class C Distribution Fees	$286,479	$4,778,382

Pursuant to the Class B and Class C Plans, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2014 amounted to the following:

	AMT-Free Fund	National Fund

Class B Service Fees	$5,480	$123,370
Class C Service Fees	$95,493	$1,592,794

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent

40

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended September 30, 2014, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	AMT-Free Fund	National Fund

Class A	$9,000	$13,000
Class B	$3,000	$68,000
Class C	$2,000	$32,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2014 were as follows:

	AMT-Free Fund	National Fund

Purchases	$93,711,895	$1,850,293,504
Sales	$162,073,614	$2,950,384,922

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Fund
	Year Ended September 30, 2014
	Class A	Class B	Class C	Class I

Sales	2,260,589	10,716	493,488	1,798,394
Issued to shareholders electing to receive payments of distributions in Fund shares	915,589	6,516	116,929	322,370
Redemptions	(7,734,138)	(71,258)	(1,343,949)	(2,603,722)
Exchange from Class B shares	103,807	—	—	—
Exchange to Class A shares	—	(104,467)	—	—

Net decrease	(4,454,153)	(158,493)	(733,532)	(482,958)

	Year Ended September 30, 2013
	Class A	Class B	Class C	Class I

Sales	3,405,698	11,525	809,123	3,433,940
Issued to shareholders electing to receive payments of distributions in Fund shares	1,082,007	11,397	134,585	356,856
Redemptions	(9,322,342)	(95,114)	(1,458,729)	(5,265,927)
Exchange from Class B shares	140,237	—	—	—
Exchange to Class A shares	—	(141,123)	—	—

Net decrease	(4,694,400)	(213,315)	(515,021)	(1,475,131)

41

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

National Fund
	Year Ended September 30, 2014
	Class A	Class B	Class C	Class I

Sales	21,532,161	47,124	5,295,179	33,677,725
Issued to shareholders electing to receive payments of distributions in Fund shares	8,748,161	176,379	2,076,451	3,302,382
Redemptions	(63,950,083)	(1,321,416)	(18,016,785)	(75,723,092)
Issued in connection with tax-free reorganizations (see Note 12)	15,076,171	253,158	1,812,740	1,261,236
Exchange from Class B shares	1,293,154	—	—	—
Exchange to Class A shares	—	(1,293,046)	—	—

Net decrease	(17,300,436)	(2,137,801)	(8,832,415)	(37,481,749)

	Year Ended September 30, 2013
	Class A	Class B	Class C	Class I

Sales	32,042,158	100,073	7,152,788	50,855,583
Issued to shareholders electing to receive payments of distributions in Fund shares	10,357,719	265,665	2,573,627	4,860,784
Redemptions	(103,145,637)	(2,449,635)	(31,665,464)	(60,698,403)
Exchange from Class B shares	1,619,016	—	—	—
Exchange to Class A shares	—	(1,618,985)	—	—

Net decrease	(59,126,744)	(3,702,882)	(21,939,049)	(4,982,036)

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2014, as determined on a federal income tax basis, were as follows:

	AMT-Free Fund	National Fund

Aggregate cost	$285,425,688	$3,018,138,942
Gross unrealized appreciation	$43,799,971	$351,870,461
Gross unrealized depreciation	(1,600,906)	(28,547,761)

Net unrealized appreciation	$42,199,065	$323,322,700

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended September 30, 2014.

10  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement

42

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2014 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation

AMT-Free	12/14	245 U.S. 10-Year Treasury Note	Short	$(30,691,543)	$(30,536,953)	$154,590
	12/14	182 U.S. Long Treasury Bond	Short	(25,297,667)	(25,098,937)	198,730
National	12/14	3,000 U.S. Long Treasury Bond	Short	$(416,994,510)	$(413,718,750)	$3,275,760

At September 30, 2014, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2014 were as follows:

	AMT-Free Fund		National Fund

Asset Derivative:
Futures Contracts	$353,320	(1)	$3,275,760	(1)

Total	$353,320		$3,275,760

(1)

Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2014 was as follows:

	AMT-Free Fund		National Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(3,929,364	)(1)	$(34,700,170	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$1,455,693	(2)	$5,523,436	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

43

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

The average notional amounts of futures contracts outstanding during the year ended September 30, 2014, which are indicative of the volume of this derivative type, were approximately as follows:

	AMT-Free Fund	National Fund

Average Notional Amount:

Futures Contracts — Short	$56,347,000	$400,775,000

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$374,309,753	$—	$374,309,753

Total Investments	$—	$374,309,753	$—	$374,309,753

Futures Contracts	$353,320	$—	$—	$353,320

Total	$353,320	$374,309,753	$—	$374,663,073

National Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$3,710,651,239	$—	$3,710,651,239
Taxable Municipal Securities	—	63,802,935	—	63,802,935

Corporate Bonds & Notes	—	27,207,468	—	27,207,468

Total Investments	$—	$3,801,661,642	$—	$3,801,661,642

Futures Contracts	$3,275,760	$—	$—	$3,275,760

Total	$3,275,760	$3,801,661,642	$—	$3,804,937,402

The Funds held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

44

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

12  Reorganizations

As of the close of business on June 27, 2014, the Fund acquired the net assets of Eaton Vance Alabama Municipal Income Fund (Alabama Fund), Eaton Vance Arkansas Municipal Income Fund (Arkansas Fund), Eaton Vance Kentucky Municipal Income Fund (Kentucky Fund) and Eaton Vance Tennessee Municipal Income Fund (Tennessee Fund) pursuant to a plan of reorganization approved by the shareholders of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund, respectively. The purpose of the transaction was to combine five funds managed by BMR with substantially similar investment objectives and policies. The acquisitions were accomplished by a tax-free exchange of shares of Class A, Class B, Class C and Class I of the Fund for shares of Class A, Class B, Class C and Class I of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund, respectively, each outstanding on June 27, 2014 as follows:

		Alabama Fund
	Shares of the Fund Issued	Shares Exchanged	Net Assets

Class A	3,691,256	3,716,509	$35,890,818
Class B	36,727	33,617	357,069
Class C	225,460	206,216	2,192,152
Class I	420,267	423,107	4,086,506

Total			$42,526,545

		Arkansas Fund
	Shares of the Fund Issued	Shares Exchanged	Net Assets

Class A	4,659,303	5,049,539	$45,303,340
Class B	114,585	115,588	1,114,022
Class C	510,064	514,666	4,959,348
Class I	207,464	225,005	2,017,301

Total			$53,394,011

		Kentucky Fund
	Shares of the Fund Issued	Shares Exchanged	Net Assets

Class A	3,797,691	4,154,124	$36,925,713
Class B	31,661	32,076	307,814
Class C	362,200	366,730	3,521,673
Class I	580,066	634,619	5,640,334

Total			$46,395,534

		Tennessee Fund
	Shares of the Fund Issued	Shares Exchanged	Net Assets

Class A	2,927,921	3,293,416	$28,468,757
Class B	70,185	72,464	682,352
Class C	715,016	738,735	6,952,103
Class I	53,439	60,153	519,619

Total			$36,622,831

45

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

The investment portfolios of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund, with a fair value of $38,863,121, $50,565,357, $45,250,238 and $34,791,586, respectively, and identified cost of $36,052,796, $48,439,943, $42,026,544 and $33,403,232, respectively, were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $3,326,647,761. The net assets of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund at that date of $42,526,545, $53,394,011, $46,395,534 and $36,622,831, respectively, including $2,989,917, $7,112,190, $2,273,833 and $6,719,288 of accumulated net realized losses, respectively, and $2,810,325, $2,125,414, $3,223,694 and $1,388,354 of unrealized appreciation, respectively, were combined with those of the Fund, resulting in combined net assets of $3,505,586,682.

Assuming the acquisitions had been completed on October 1, 2013, the beginning of the Fund’s annual reporting period, the Fund’s pro forma results of operations for the year ended September 30, 2014 are as follows:

Net investment income	$166,228,357
Net realized gain	$23,408,511
Net increase in net assets from operations	$418,670,891

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund that have been included in the Fund’s Statement of Operations since June 27, 2014.

46

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance AMT-Free Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance AMT-Free Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of September 30, 2014, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance AMT-Free Municipal Income Fund as of September 30, 2014, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 19, 2014

47

Eaton Vance

National Municipal Income Fund

September 30, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance National Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance National Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of September 30, 2014, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance National Municipal Income Fund as of September 30, 2014, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 19, 2014

48

Eaton Vance

Municipal Income Funds

September 30, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended September 30, 2014, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

AMT-Free Municipal Income Fund	99.83%
National Municipal Income Fund	96.68%

49

Eaton Vance

Municipal Income Funds

September 30, 2014

Special Meeting of Shareholders (Unaudited)

Each Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

AMT-Free Municipal Income Fund

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	34,968,488	294,727
Cynthia E. Frost	34,940,870	322,346
George J. Gorman	34,891,589	371,626
Valerie A. Mosley	34,935,992	327,223
Harriett Tee Taggart	34,871,455	391,760

National Municipal Income Fund

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	310,118,901	6,720,217
Cynthia E. Frost	310,232,514	6,606,604
George J. Gorman	310,039,971	6,799,147
Valerie A. Mosley	309,906,881	6,932,237
Harriett Tee Taggart	309,896,006	6,943,112

(1)	Excludes fractional shares.

50

Eaton Vance

Municipal Income Funds

September 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

51

Eaton Vance

Municipal Income Funds

September 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance AMT-Free Municipal Income Fund

•	Eaton Vance National Municipal Income Fund

(the “Funds”), each with Eaton Vance Management or an affiliate (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes to such personnel, where relevant. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

52

Eaton Vance

Municipal Income Funds

September 30, 2014

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for each Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its peer universe, focus on higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure each Fund’s portfolio as part of a long-term strategy for managing interest rate risk, consistent with each Fund’s objective of providing current income. The Board concluded that each Fund’s performance had been satisfactory on the basis of current income return. The Board also concluded it would continue to monitor the effectiveness of steps taken by the Adviser to improve fund performance on the basis of total return.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by each Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and each Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from economies of scale in the future.

53

Eaton Vance

Municipal Income Funds

September 30, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (MT) and Eaton Vance Mutual Funds Trust (MFT) (collectively, the Trusts) are responsible for the overall management and supervision of the Trusts’ affairs. The Trustees and officers of the Trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trusts hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trusts, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 182 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trusts	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 182 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trusts.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

54

Eaton Vance

Municipal Income Funds

September 30, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trusts	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trusts	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.
Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.
James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

55

Eaton Vance

Municipal Income Funds

September 30, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trusts	Officer Since(5)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

56

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

57

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Investment Advisers

AMT-Free Municipal Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

National Municipal Income Fund

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

448 9.30.14

Eaton Vance

Municipals Trust

Annual Report

September 30, 2014

California    •    Massachusetts    •    New York    •    Ohio

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2014

Eaton Vance

Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

California Municipal Income Fund	4
Massachusetts Municipal Income Fund	6
New York Municipal Income Fund	8
Ohio Municipal Income Fund	10

Endnotes and Additional Disclosures	12

Fund Expenses	13

Financial Statements	16

Report of Independent Registered Public Accounting Firm	58

Federal Tax Information	59

Special Meeting of Shareholders	60

Board of Trustees’ Contract Approval	61

Management and Organization	64

Important Notices	67

Eaton Vance

Municipal Income Funds

September 30, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the fiscal year began on October 1, 2013, the municipal market was at the tail end of a significant selloff that started in May 2013, after then-U.S. Federal Reserve Board (the Fed) Chairman Ben Bernanke surprised the markets by indicating that the Fed’s $85 billion in monthly asset purchases could be tapered sooner than most investors had expected. Investors rushed to sell fixed-income assets in anticipation of rising rates, causing nearly every fixed-income asset class to decline in value.

Even after the Fed tried to temper its comments and calm the markets, heavy selling in municipals continued through the summer of 2013. Although selling of municipals abated somewhat in September, the municipal market continued to experience outflows from the beginning of the period on October 1 through December 2013.

But as 2014 began, municipals turned a corner. From January 1 through September 30, 2014, municipals rallied back from 2013 lows. Contrary to what many investors had expected, Treasury rates declined and municipal rates followed. A principal driver was a global “flight to quality,” as investors sought the relative safety of Treasurys in the face of increased geopolitical and economic risks overseas. In addition, strong demand for municipals, coupled with tight supply, created a favorable supply-demand imbalance that helped drive prices up and yields down. As investors searched for yield in a low-interest-rate environment, longer dated and lower credit quality bonds were the best performers. For the one-year period as a whole, long-term municipal rates declined while short-term rates were essentially flat.

Fund Performance

For the fiscal year ended September 30, 2014, the California, Massachusetts, New York, and Ohio Funds’ Class A shares at net asset value (NAV) all outperformed the 7.93% return of the Funds’ primary benchmark, the Barclays Municipal Bond Index2 (the Index).

The Funds’ overall strategy is to invest primarily in bonds with maturities of 10 years or more, in order to capture their typically higher yields and a greater income stream compared with shorter-maturity issues.

Management employs leverage through Residual Interest Bond (RIB) financing6 in seeking to enhance the Funds’

tax-exempt income. The use of leverage has the effect of achieving additional exposure to the municipal market and thus magnifying a fund’s exposure to its underlying investments in both up and down market environments. During this period of falling rates and strong performance by municipal bonds, the use of leverage was a positive contributor to performance versus the Index — which does not employ leverage — for all four Funds.

By using Treasury futures and/or interest-rate swaps, management hedges to various degrees against the greater potential risk of volatility caused by the use of leverage and investing in bonds at the long end of the yield curve. As a risk management tactic within the Funds’ overall strategy, interest rate hedging is intended to moderate performance on both the upside and the downside of the market. During this period of strong performance by municipal bonds, the Funds’ Treasury futures hedge mitigated some of the upside and thus detracted modestly from the Funds’ performance relative to the unhedged Index.

State-specific Results

Eaton Vance California Municipal Income Fund’s Class A shares at NAV returned 11.07%, outperforming the 7.93% return of the Index. The chief contributors to performance versus the Index were the use of leverage, as noted above, as well as security selection and an overweight in the hospital sector, security selection in bonds with 10 to 20 years remaining to maturity, and an overweight in zero coupon bonds, which were the best-performing coupon structure during the period. Security selection in zero coupon bonds, however, detracted from performance relative to the Index, as did the Fund’s hedging strategy and security selection and an underweight in bonds with 30 or more years remaining to maturity.

Eaton Vance Massachusetts Municipal Income Fund’s Class A shares at NAV returned 10.86%, outperforming the 7.93% return of the Index. Performance versus the Index was helped by the use of leverage, an overweight and security selection in the education sector, and security selection in bonds rated BBB7 and below. In contrast, the Fund’s hedging strategy, an overweight in pre-refunded, or escrowed, bonds, and security selection in zero coupon bonds all detracted from performance relative to the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Funds

September 30, 2014

Management’s Discussion of Fund Performance — continued

Eaton Vance New York Municipal Income Fund’s Class A shares at NAV returned 11.02%, outperforming the 7.93% return of the Index. Leverage, an overweight and security selection in zero coupon bonds, and an overweight and security selection in bonds rated BBB and below all contributed to results versus the Index. Detractors from performance relative to the Index included the Fund’s hedging strategy, an underweight and security selection in bonds with 30 or more years remaining to maturity, and security selection in the lease/COP (certificates of participation) sector.

Eaton Vance Ohio Municipal Income Fund’s Class A shares at NAV returned 11.19%, outperforming the 7.93% return of the Index. Significant contributors to performance versus the Index included leverage, security selection in Puerto Rico bonds, and security selection and an overweight in local government GO (general obligation) bonds. In contrast, the Fund’s hedging strategy, an overweight in pre-refunded bonds, and a underweight in bonds with 20 or more years remaining to maturity all detracted from performance versus the Index during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

California Municipal Income Fund

September 30, 2014

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	05/27/1994	12/19/1985	11.07%	4.86%	4.05%
Class A with 4.75% Maximum Sales Charge	—	—	5.77	3.84	3.55
Class C at NAV	08/31/2004	12/19/1985	10.23	4.09	3.28
Class C with 1% Maximum Sales Charge	—	—	9.23	4.09	3.28
Class I at NAV	03/03/2008	12/19/1985	11.33	5.12	4.23
Barclays Municipal Bond Index	—	—	7.93%	4.67%	4.72%
Barclays 20 Year Municipal Bond Index	—	—	11.27	5.76	5.49

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.88%	1.63%	0.63%
Net			0.84	1.59	0.59

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			3.81%	3.07%	4.05%
Taxable-Equivalent Distribution Rate			7.76	6.26	8.25
SEC 30-day Yield			2.02	1.38	2.37
Taxable-Equivalent SEC 30-day Yield			4.11	2.80	4.82

% Total Leverage[6]
Residual Interest Bond (RIB) Financing					6.38%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2004	$13,810	N.A.
Class I	$250,000	09/30/2004	$378,309	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

California Municipal Income Fund

September 30, 2014

Fund Profile

Credit Quality (% of total investments)7, 8

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2014

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	10.86%	4.97%	3.95%
Class A with 4.75% Maximum Sales Charge	—	—	5.56	3.96	3.45
Class C at NAV	05/02/2006	04/18/1991	10.04	4.17	3.20
Class C with 1% Maximum Sales Charge	—	—	9.04	4.17	3.20
Class I at NAV	06/17/1993	04/18/1991	11.09	5.18	4.19
Barclays Municipal Bond Index	—	—	7.93%	4.67%	4.72%
Barclays 20 Year Municipal Bond Index	—	—	11.27	5.76	5.49

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.81%	1.56%	0.61%
Net			0.74	1.49	0.54

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			3.60%	2.86%	3.80%
Taxable-Equivalent Distribution Rate			6.71	5.33	7.08
SEC 30-day Yield			1.99	1.35	2.29
Taxable-Equivalent SEC 30-day Yield			3.71	2.51	4.27

% Total Leverage[6]
RIB Financing					6.65%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2004	$13,705	N.A.
Class I	$250,000	09/30/2004	$377,044	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2014

Fund Profile

Credit Quality (% of total investments)7, 8

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

New York Municipal Income Fund

September 30, 2014

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/15/1994	08/30/1990	11.02%	5.37%	4.16%
Class A with 4.75% Maximum Sales Charge	—	—	5.79	4.36	3.65
Class B at NAV	08/30/1990	08/30/1990	10.19	4.58	3.40
Class B with 5% Maximum Sales Charge	—	—	5.19	4.24	3.40
Class C at NAV	09/30/2003	08/30/1990	10.08	4.58	3.39
Class C with 1% Maximum Sales Charge	—	—	9.08	4.58	3.39
Class I at NAV	03/03/2008	08/30/1990	11.24	5.58	4.29
Barclays Municipal Bond Index	—	—	7.93%	4.67%	4.72%
Barclays 20 Year Municipal Bond Index	—	—	11.27	5.76	5.49

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.82%	1.57%	1.57%	0.62%
Net		0.75	1.50	1.50	0.55

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.74%	3.00%	3.00%	3.93%
Taxable-Equivalent Distribution Rate		7.25	5.81	5.81	7.61
SEC 30-day Yield		1.93	1.28	1.28	2.22
Taxable-Equivalent SEC 30-day Yield		3.73	2.48	2.48	4.30

% Total Leverage[6]
RIB Financing					7.78%
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	09/30/2004	$13,974	N.A.
Class C	$10,000	09/30/2004	$13,956	N.A.
Class I	$250,000	09/30/2004	$380,483	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

New York Municipal Income Fund

September 30, 2014

Fund Profile

Credit Quality (% of total investments)7, 8

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

Ohio Municipal Income Fund

September 30, 2014

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	11.19%	4.25%	4.40%
Class A with 4.75% Maximum Sales Charge	—	—	5.89	3.23	3.89
Class C at NAV	02/03/2006	04/18/1991	10.24	3.45	3.65
Class C with 1% Maximum Sales Charge	—	—	9.24	3.45	3.65
Class I at NAV	08/03/2010	04/18/1991	11.28	4.41	4.48
Barclays Municipal Bond Index	—	—	7.93%	4.67%	4.72%
Barclays 20 Year Municipal Bond Index	—	—	11.27	5.76	5.49

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.77%	1.52%	0.57%
Net			0.74	1.49	0.54

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			3.93%	3.20%	4.10%
Taxable-Equivalent Distribution Rate			7.33	5.97	7.65
SEC 30-day Yield			2.21	1.57	2.48
Taxable-Equivalent SEC 30-day Yield			4.12	2.93	4.63

% Total Leverage[6]
RIB Financing					7.30%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2004	$14,308	N.A.
Class I	$250,000	09/30/2004	$387,749	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

Ohio Municipal Income Fund

September 30, 2014

Fund Profile

Credit Quality (% of total investments)7, 8

See Endnotes and Additional Disclosures in this report.

11

Eaton Vance

Municipal Income Funds

September 30, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class B and the performance of Class I is linked to Class A. For the California Municipal Income Fund, Massachusetts Municipal Income Fund and Ohio Municipal Income Fund, Class B shares were converted into another share class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

12

Eaton Vance

Municipal Income Funds

September 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 – September 30, 2014).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance California Municipal Income Fund

	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period* (4/1/14 – 9/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,054.20	$4.58	0.89%
Class C	$1,000.00	$1,051.00	$8.43	1.64%
Class I	$1,000.00	$1,055.50	$3.30	0.64%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.51	0.89%
Class C	$1,000.00	$1,016.80	$8.29	1.64%
Class I	$1,000.00	$1,021.90	$3.24	0.64%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2014.

13

Eaton Vance

Municipal Income Funds

September 30, 2014

Fund Expenses — continued

Eaton Vance Massachusetts Municipal Income Fund

	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period* (4/1/14 – 9/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,049.50	$4.01	0.78%
Class C	$1,000.00	$1,045.60	$7.85	1.53%
Class I	$1,000.00	$1,050.60	$2.93	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.95	0.78%
Class C	$1,000.00	$1,017.40	$7.74	1.53%
Class I	$1,000.00	$1,022.20	$2.89	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2014.

Eaton Vance New York Municipal Income Fund

	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period* (4/1/14 – 9/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,052.70	$4.12	0.80%
Class B	$1,000.00	$1,048.70	$7.96	1.55%
Class C	$1,000.00	$1,048.70	$7.91	1.54%
Class I	$1,000.00	$1,053.70	$3.04	0.59%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.05	0.80%
Class B	$1,000.00	$1,017.30	$7.84	1.55%
Class C	$1,000.00	$1,017.30	$7.79	1.54%
Class I	$1,000.00	$1,022.10	$2.99	0.59%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2014.

14

Eaton Vance

Municipal Income Funds

September 30, 2014

Fund Expenses — continued

Eaton Vance Ohio Municipal Income Fund

	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period* (4/1/14 – 9/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,049.80	$3.55	0.69%
Class C	$1,000.00	$1,045.90	$7.39	1.44%
Class I	$1,000.00	$1,050.80	$2.57	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.50	0.69%
Class C	$1,000.00	$1,017.80	$7.28	1.44%
Class I	$1,000.00	$1,022.60	$2.54	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2014.

15

Eaton Vance

California Municipal Income Fund

September 30, 2014

Portfolio of Investments

Tax-Exempt Investments — 106.3%

Security	Principal Amount (000’s omitted)	Value

Education — 10.1%
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	$1,000	$1,141,130
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	215	246,661
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	375	424,271
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	3,231,052
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,840	2,844,090
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,810	2,059,128
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	450	497,929
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	305	333,890
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	865	986,662
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	1,039,833
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,084,195
California State University, 5.25%, 11/1/31	1,465	1,706,491

		$15,595,332

Electric Utilities — 12.5%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$895	$1,054,578
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,725	2,920,001
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/25	1,780	2,054,761
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/27	1,010	1,146,451
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,845	3,240,114
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,450	1,677,273
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,955	2,251,417
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,462,249
Vernon, Electric System Revenue, 5.125%, 8/1/21	2,170	2,453,424

		$19,260,268

General Obligations — 14.4%
California, 5.00%, 2/1/31	$820	$940,458
California, 5.50%, 11/1/35	2,500	2,917,100

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
California, 6.00%, 4/1/38	$1,000	$1,196,430
Clovis Unified School District, (Election of 2012), 0.00%, 8/1/26	1,625	1,063,611
Old Adobe Union School District, (Election of 2012), 5.25%, 8/1/38	1,000	1,158,510
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	5,200	5,806,476
San Bernardino Community College District, 5.00%, 8/1/29	1,500	1,747,110
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,030	1,174,870
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(2)	5,400	6,207,408

		$22,211,973

Hospital — 13.4%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$875	$902,361
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/29	1,855	2,143,712
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	2,500	2,745,925
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	735	826,177
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,173,091
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital), 5.00%, 8/15/27	250	287,953
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,706,460
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,746,885
California Health Facilities Financing Authority, (Sutter Health), 5.875%, 8/15/31	3,000	3,599,820
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	557,725
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,705	1,808,084
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,000	1,002,320
Washington Township Health Care District, 5.00%, 7/1/25	750	810,158
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,316,260

		$20,626,931

Industrial Development Revenue — 1.3%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$265	$277,309
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.40%, 4/1/25	1,700	1,748,212

		$2,025,521

16	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 1.1%
California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/20	$2,000	$1,741,380

		$1,741,380

Insured – Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$2,000	$1,928,240

		$1,928,240

Insured – Lease Revenue / Certificates of Participation — 3.7%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/30	$9,530	$4,577,259
Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	1,200	1,165,536

		$5,742,795

Insured – Special Tax Revenue — 5.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$6,995	$978,950
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,925	515,353
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	3,925	4,283,038
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/28	380	438,957
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/33	950	1,065,567
Successor Agency to Emeryville Redevelopment Agency, (AGM), 5.00%, 9/1/32	425	488,597
Successor Agency to Emeryville Redevelopment Agency, (AGM), 5.00%, 9/1/33	385	440,502

		$8,210,964

Insured – Transportation — 3.5%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	$1,800	$1,182,870
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,605	1,697,432
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	2,230	2,459,222

		$5,339,524

Lease Revenue / Certificates of Participation — 1.9%
Los Angeles County, (Disney Parking), 0.00%, 3/1/20	$3,205	$2,885,622

		$2,885,622

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 3.7%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$699,981
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/28	1,655	1,802,858
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	250	253,517
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	1,000	1,003,850
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41	1,000	1,176,030
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	796,488

		$5,732,724

Special Tax Revenue — 17.9%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$805	$903,693
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	415	427,782
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	665	681,299
Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	1,570	1,826,381
Fairfield, Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	395	414,075
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/30	580	657,389
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/31	465	524,818
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/32	450	505,877
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/33	545	611,381
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/34	360	403,207
Jurupa Public Financing Authority, 5.00%, 9/1/28	1,250	1,434,762
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	260	300,256
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	596,014
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	260	294,843
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	365	410,986
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	260	290,859
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	1,400	1,116,598
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	550	452,023

17	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/33	$4,000	$4,730,960
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,000	1,159,280
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	985	995,244
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	515	595,005
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	775	891,885
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/27	1,725	2,024,719
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/32	1,515	1,723,767
Temecula Unified School District, 5.00%, 9/1/27	350	359,307
Temecula Unified School District, 5.00%, 9/1/37	535	546,909
Torrance Redevelopment Agency, 5.625%, 9/1/28	850	850,952
Tustin Community Facilities District, 6.00%, 9/1/37	1,000	1,048,090
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	900	901,287

		$27,679,648

Transportation — 11.9%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$4,005	$4,659,537
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	3,080	3,485,944
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,750	3,079,890
Los Angeles Harbor Department, (AMT), 5.00%, 8/1/22	2,500	2,920,100
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	4,145,328

		$18,290,799

Water and Sewer — 4.3%
California Department of Water Resources, 5.00%, 12/1/29	$1,280	$1,463,974
East Bay Municipal Utility District, 5.00%, 6/1/30	2,000	2,333,340
Metropolitan Water District of Southern California, 5.00%, 7/1/29	2,500	2,910,575

		$6,707,889

Total Tax-Exempt Investments — 106.3% (identified cost $149,626,847)		$163,979,610

Other Assets, Less Liabilities — (6.3)%		$(9,668,172)

Net Assets — 100.0%		$154,311,438

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2014, 14.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 5.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,333,352.

18	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2014

Portfolio of Investments

Tax-Exempt Investments — 100.7%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 7.8%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,562,160
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,940	3,799,744
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,205	4,172,558

		$12,534,462

Education — 17.4%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$1,100	$1,253,318
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,208,862
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	4,000	5,144,320
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,000	6,709,140
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,772,750
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	5,000	5,700,900

		$27,789,290

Escrowed / Prerefunded — 2.6%
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	$1,105	$1,283,524
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,315	1,469,789
Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	1,335	1,375,984

		$4,129,297

General Obligations — 17.1%
Danvers, 5.25%, 7/1/36	$2,800	$3,233,272
Lexington, 4.00%, 2/1/22	1,315	1,511,224
Lexington, 4.00%, 2/1/23	1,095	1,261,210
Massachusetts, 5.00%, 12/1/31	5,000	5,803,200
Newton, 5.00%, 4/1/36	4,500	5,131,215
Plymouth, 5.00%, 5/1/26	710	814,768
Plymouth, 5.00%, 5/1/28	1,160	1,314,860
Plymouth, 5.00%, 5/1/31	1,090	1,227,351
Plymouth, 5.00%, 5/1/32	1,000	1,122,820
Wayland, 5.00%, 2/1/33	1,790	2,036,608

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Wayland, 5.00%, 2/1/36	$2,680	$3,025,854
Winchester, 5.00%, 4/15/36	775	877,998

		$27,360,380

Hospital — 9.5%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,213,179
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,160,326
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	1,900	2,314,770
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	1,095	1,175,866
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	2,120	2,388,858
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,320	3,323,917
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,721,937
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	823,095

		$15,121,948

Industrial Development Revenue — 1.4%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27	$2,200	$2,255,946

		$2,255,946

Insured – Education — 8.3%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	$5,000	$6,334,050
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	5,460	6,861,800

		$13,195,850

Insured – Escrowed / Prerefunded — 0.1%
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	$175	$195,599

		$195,599

Insured – Hospital — 1.0%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$1,395	$1,561,479

		$1,561,479

19	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 7.3%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	$4,955	$6,249,543
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	5,000	5,482,450

		$11,731,993

Insured – Student Loan — 2.3%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$1,400	$1,480,136
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	2,090	2,127,432

		$3,607,568

Insured – Transportation — 7.1%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,901,377
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	9,750	8,391,240

		$11,292,617

Other Revenue — 3.1%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$1,590	$1,824,891
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	1,195	1,368,681
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	1,580	1,801,390

		$4,994,962

Senior Living / Life Care — 3.6%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,400	$1,403,514
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	525	568,785
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17	351	351,172
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18	475	477,689
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	615	615,664
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	2,465	2,322,350

		$5,739,174

Special Tax Revenue — 6.3%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$425	$486,880

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	$6,185	$4,434,274
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/26	3,500	2,127,755
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,587,213
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,255	1,442,936

		$10,079,058

Transportation — 2.7%
Massachusetts Port Authority, 5.00%, 7/1/28	$3,750	$4,355,100

		$4,355,100

Water and Sewer — 3.1%
Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	$2,335	$2,346,932
Boston Water and Sewer Commission, 5.00%, 11/1/29	1,505	1,745,032
Massachusetts Water Resources Authority, 5.25%, 12/1/15	855	881,009

		$4,972,973

Total Tax-Exempt Investments — 100.7% (identified cost $141,440,676)		$160,917,696

Other Assets, Less Liabilities — (0.7)%		$(1,103,023)

Net Assets — 100.0%		$159,814,673

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2014, 25.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 11.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,221,800.

20	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2014

Portfolio of Investments

Tax-Exempt Investments — 104.3%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.8%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,723,630
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	8,400	9,443,364

		$16,166,994

Cogeneration — 1.2%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$3,955	$3,955,040

		$3,955,040

Education — 21.3%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/32	$1,950	$2,184,371
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	6,437,877
New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	250	250,298
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,790	1,984,251
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	5,962,800
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	7,500	8,417,850
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	11,421,900
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,855,475
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	580	643,904
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	8,500	10,139,480
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/32	2,780	3,187,798
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/25	1,110	1,289,642
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	287,620
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,500	1,606,185
New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,000	2,319,120
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,500	6,179,525
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,041,344

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	$2,515	$2,695,652
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/33	1,775	2,041,552

		$70,946,644

Electric Utilities — 6.1%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$2,930	$3,449,811
New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), 6.952%, 7/1/26	5,000	5,025,350
New York Power Authority, 5.00%, 11/15/31	1,000	1,136,820
Suffolk County Industrial Development Agency, (KeySpan-Port Jefferson Energy Center, LLC), (AMT), 5.25%, 6/1/27	3,755	3,772,949
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,392,043
Utility Debt Securitization Authority, 5.00%, 12/15/34	1,465	1,711,354
Utility Debt Securitization Authority, 5.00%, 12/15/41	1,695	1,943,148

		$20,431,475

General Obligations — 5.3%
New York, 5.00%, 12/15/30	$5,000	$5,835,800
New York City, 5.30%, 4/1/27	250	289,818
New York City, 5.375%, 4/1/36	5,000	5,763,450
New York City, 6.25%, 10/15/28	4,000	4,778,560
Saratoga County, 4.75%, 7/15/37	1,000	1,081,070

		$17,748,698

Health Care – Miscellaneous — 0.0%(2)
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	$125	$126,456

		$126,456

Hospital — 11.8%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$370	$418,988
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,535	2,822,748
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	2,090	2,093,950
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,250	4,384,045
New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,000	2,004,280
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,500	3,949,015

21	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	$3,155	$3,281,926
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	4,500	4,920,075
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,420	1,511,448
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,830	2,987,008
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.875%, 12/1/29	2,750	2,753,465
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	695	695,945
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	4,165	4,086,323
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	3,150	3,451,644

		$39,360,860

Housing — 2.3%
New York City Housing Development Corp., MFMR, (AMT), 4.70%, 11/1/40	$3,500	$3,529,610
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	2,000	2,016,840
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,120,500

		$7,666,950

Industrial Development Revenue — 2.4%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	$3,850	$4,723,103
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24	2,580	2,616,997
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	565	574,181

		$7,914,281

Insured – Education — 3.0%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35(3)	$6,600	$7,654,746
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	2,250	2,356,875

		$10,011,621

Insured – Electric Utilities — 1.5%
Long Island Power Authority, Electric System Revenue, (BHAC), 6.00%, 5/1/33	$4,250	$5,040,968

		$5,040,968

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed/Prerefunded — 5.1%
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$3,915	$2,962,950
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	4,385	3,178,204
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	16,945	10,774,648

		$16,915,802

Insured – General Obligations — 3.0%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$1,875	$2,152,556
Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	2,700	3,070,521
Oyster Bay, (AGM), 4.00%, 8/1/28	4,435	4,652,360

		$9,875,437

Insured – Other Revenue — 2.7%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	$10,225	$5,602,482
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	2,590	1,345,194
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	4,825	2,247,919

		$9,195,595

Insured – Water and Sewer — 0.8%
Nassau County Industrial Development Agency, (New York Water Service Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,535	$2,568,031

		$2,568,031

Lease Revenue / Certificates of Participation — 3.8%
New York Urban Development Corp., 5.70%, 4/1/20	$10,940	$12,578,265

		$12,578,265

Other Revenue — 5.2%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31(3)	$10,395	$4,780,453
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,260	1,426,307
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,710	1,922,536

22	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	$1,000	$1,129,470
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	2,281,616
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,705,000

		$17,245,382

Senior Living / Life Care — 1.4%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$800	$800,664
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	720	771,437
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	305	321,982
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,637,925

		$4,532,008

Special Tax Revenue — 9.4%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 0.00%, 11/15/30	$2,630	$1,486,450
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,811,371
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,739,450
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,500	1,707,390
New York Dormitory Authority, Personal Income Tax Revenue, 5.25%, 3/15/38	5,500	6,298,930
Sales Tax Asset Receivables Corp., 5.00%, 10/15/27(4)	5,000	6,132,700
Sales Tax Asset Receivables Corp., 5.00%, 10/15/28(4)	5,000	6,106,400
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,890	2,173,027

		$31,455,718

Transportation — 10.6%
Metropolitan Transportation Authority, 5.00%, 11/15/27	$3,195	$3,730,322
Metropolitan Transportation Authority, 5.00%, 11/15/37	2,710	2,982,328
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	2,061,248
New York Thruway Authority, 5.00%, 1/1/37	1,275	1,415,900
New York Thruway Authority, 5.00%, 1/1/42	1,385	1,524,913
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,370,059
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	8,000	8,891,760

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Port Authority of New York and New Jersey, 6.125%, 6/1/94	$2,500	$2,954,300
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	9,000	10,457,640

		$35,388,470

Water and Sewer — 2.6%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/31	$585	$320,796
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/32	585	307,476
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/33	335	168,632
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/36	585	258,588
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/37	585	251,995
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/38	585	241,792
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/39	585	232,485
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,500	1,703,370
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,135,970
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(5)	3,450	3,971,433

		$8,592,537

Total Tax-Exempt Investments — 104.3% (identified cost $307,991,894)		$347,717,232

Miscellaneous — 0.4%

Security	Units	Value

Real Estate — 0.4%
CMS Liquidating Trust(6)(7)(8)	400	$1,340,800

Total Miscellaneous — 0.4% (identified cost $1,280,000)		$1,340,800

Total Investments — 104.7% (identified cost $309,271,894)		$349,058,032

Other Assets, Less Liabilities — (4.7)%		$(15,546,717)

Net Assets — 100.0%		$333,511,315

23	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2014

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2014, 15.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 5.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Amount is less than 0.05%.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	When-issued security.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,671,433.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).

(7)	Non-income producing.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2014, the aggregate value of these securities is $1,340,800 or 0.4% of the Fund’s net assets.

24	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

September 30, 2014

Portfolio of Investments

Tax-Exempt Investments — 100.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.5%
Cleveland-Cuyahoga County Port Authority, (Columbia National Group, Inc.), (AMT), 5.00%, 5/15/20	$395	$397,808
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 12/1/28	750	878,925
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	1,000	1,208,110
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	4,530	4,841,166

		$7,326,009

Education — 7.8%
Cuyahoga Community College District, 5.25%, 2/1/29	$2,500	$2,818,050
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/33	4,000	4,403,120
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	550	636,157
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,278,820
Ohio State University, 5.00%, 12/1/29	1,060	1,329,357
Wright State University, 5.00%, 5/1/31	1,000	1,108,290

		$12,573,794

Electric Utilities — 0.8%
Ohio Air Quality Development Authority, (FirstEnergy Nuclear Generation LLC), 3.625% to 6/1/20 (Put Date), 12/1/33	$1,215	$1,247,258

		$1,247,258

Escrowed / Prerefunded — 0.0%(1)
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	$45	$58,697

		$58,697

General Obligations — 2.7%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,156,410
Highland Local School District, 5.50%, 12/1/36	1,000	1,148,530
Lakewood City School District, 5.00%, 11/1/36	1,330	1,496,822
Princeton City School District, 5.00%, 12/1/35	500	575,470

		$4,377,232

Hospital — 12.1%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,721,680

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	$2,500	$2,711,625
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	950	1,038,284
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,250	1,320,337
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	1,000	1,146,580
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	468,800
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	4,880	5,380,981
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	2,365	2,600,247
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,708,080
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	450	506,466

		$19,603,080

Industrial Development Revenue — 2.1%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,380	$2,384,998
Cleveland, (Continental Airlines), (AMT), 5.70%, 12/1/19	925	927,664

		$3,312,662

Insured – Education — 5.2%
Kent State University, (AGC), 5.00%, 5/1/29	$2,175	$2,465,058
Ohio Higher Educational Facility Commission, (University of Dayton), (AMBAC), 5.00%, 12/1/30	2,770	2,966,642
University of Cincinnati, (NPFG), 5.00%, 6/1/34	2,700	2,968,596

		$8,400,296

Insured – Electric Utilities — 9.9%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$4,300	$4,785,470
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,540	1,556,766
Hamilton, Electric System Revenue, (AGM), 4.70%, 10/15/25	2,000	2,105,740
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,058,510
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,626,300
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	2,935,832
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	964,358

		$16,032,976

25	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 7.5%
Fairview Park, (NPFG), Prerefunded to 12/1/15, 5.00%, 12/1/25	$3,700	$3,910,123
Little Miami School District, (AGM), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,500	1,650,315
Marysville Exempt Village School District, (School Facilities), (NPFG), Prerefunded to 6/1/15, 5.25%, 12/1/30	1,000	1,034,250
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	845	908,662
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,245	1,343,716
Olentangy Local School District, (AGM), Prerefunded to 6/1/16, 5.00%, 12/1/21	1,745	1,882,489
Olentangy Local School District, (AGM), Prerefunded to 6/1/16, 5.00%, 12/1/30	1,255	1,353,881

		$12,083,436

Insured – General Obligations — 26.4%
Brookfield Local School District, (AGM), 5.25%, 1/15/36	$1,300	$1,438,775
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(2)	7,500	9,475,875
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,641,670
Kettering City School District, (AGM), 5.25%, 12/1/31	6,705	8,394,928
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,591,348
Pickerington Local School District, (NPFG), 0.00%, 12/1/16	1,500	1,479,555
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,231,800
Westerville City School District, (XLCA), 5.00%, 12/1/27	6,705	8,318,692

		$42,572,643

Insured – Hospital — 2.1%
Lorain County, (Catholic Healthcare Partners), (AGM), 18.363%, 2/1/29(3)(4)(5)	$2,575	$3,363,568

		$3,363,568

Insured – Transportation — 7.6%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,170	$1,285,818
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	6,163,750
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	5,000	4,859,600

		$12,309,168

Lease Revenue / Certificates of Participation — 2.0%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$1,455	$1,609,405
Ohio Building Authority, 5.00%, 10/1/27	1,500	1,702,665

		$3,312,070

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 4.0%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$4,700	$4,828,639
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,564,903

		$6,393,542

Senior Living / Life Care — 1.0%
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$631,823
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	1,025,926

		$1,657,749

Special Tax Revenue — 2.5%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$1,000	$1,127,330
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	1,000	1,119,080
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	570	670,503
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,094,959

		$4,011,872

Water and Sewer — 2.0%
Cincinnati Water System Authority, 4.50%, 12/1/23	$3,000	$3,233,160

		$3,233,160

Total Tax-Exempt Investments — 100.2% (identified cost $144,675,023)		$161,869,212

Other Assets, Less Liabilities — (0.2)%		$(314,853)

Net Assets — 100.0%		$161,554,359

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

26	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

September 30, 2014

Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2014, 58.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.0% to 25.8% of total investments.

(1)	Amount is less than 0.05%.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2014, the aggregate value of these securities is $3,363,568 or 2.1% of the Fund’s net assets.

(4)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,725,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(5)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at September 30, 2014.

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Statements of Assets and Liabilities

	September 30, 2014
Assets	California Fund	Massachusetts Fund	New York Fund	Ohio Fund
Investments —
Identified cost	$149,626,847	$141,440,676	$309,271,894	$144,675,023
Unrealized appreciation	14,352,763	19,477,020	39,786,138	17,194,189
Investments, at value	$163,979,610	$160,917,696	$349,058,032	$161,869,212
Cash	$—	$8,280,605	$19,703,390	$2,359,116
Restricted cash*	180,000	336,000	576,000	382,000
Interest receivable	1,951,223	1,964,435	4,594,160	2,202,048
Receivable for investments sold	—	—	—	30,000
Receivable for Fund shares sold	60,895	372,012	823,449	158,971
Receivable for variation margin on open financial futures contracts	17,656	45,500	77,999	52,000
Total assets	$166,189,384	$171,916,248	$374,833,030	$167,053,347

Liabilities
Payable for floating rate notes issued	$10,520,000	$11,390,000	$28,150,000	$5,000,000
Demand note payable	600,000	—	—	—
Payable for when-issued securities	—	—	12,062,350	—
Payable for Fund shares redeemed	348,333	417,193	567,747	240,070
Distributions payable	129,203	99,603	172,490	82,672
Due to custodian	82,935	—	—	—
Payable to affiliates:
Investment adviser fee	55,921	49,269	110,763	50,900
Distribution and service fees	33,296	33,372	80,712	37,401
Interest expense and fees payable	13,125	19,079	57,899	11,075
Accrued expenses	95,133	93,059	119,754	76,870
Total liabilities	$11,877,946	$12,101,575	$41,321,715	$5,498,988
Net Assets	$154,311,438	$159,814,673	$333,511,315	$161,554,359

Sources of Net Assets
Paid-in capital	$162,083,313	$176,417,966	$337,153,222	$171,803,273
Accumulated net realized loss	(22,560,255)	(36,719,655)	(44,046,052)	(27,500,197)
Accumulated undistributed (distributions in excess of) net investment income	370,460	517,047	408,358	(82,672)
Net unrealized appreciation	14,417,920	19,599,315	39,995,787	17,333,955
Net Assets	$154,311,438	$159,814,673	$333,511,315	$161,554,359

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Statements of Assets and Liabilities — continued

	September 30, 2014
Class A Shares	California Fund	Massachusetts Fund	New York Fund	Ohio Fund
Net Assets	$120,694,503	$115,002,045	$246,417,561	$132,578,168
Shares Outstanding	11,801,480	12,609,475	24,311,774	14,444,507
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.23	$9.12	$10.14	$9.18
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.74	$9.57	$10.65	$9.64

Class B Shares
Net Assets	$—	$—	$4,315,009	$—
Shares Outstanding	—	—	425,154	—
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$—	$—	$10.15	$—

Class C Shares
Net Assets	$10,297,295	$18,786,802	$48,653,455	$20,093,933
Shares Outstanding	1,088,818	2,058,902	4,797,902	2,190,610
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.46	$9.12	$10.14	$9.17

Class I Shares
Net Assets	$23,319,640	$26,025,826	$34,125,290	$8,882,258
Shares Outstanding	2,277,825	2,854,345	3,366,987	967,123
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.24	$9.12	$10.14	$9.18

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Statements of Operations

	Year Ended September 30, 2014
Investment Income	California Fund	Massachusetts Fund	New York Fund	Ohio Fund
Interest	$7,637,144	$7,178,938	$14,897,885	$7,818,419
Total investment income	$7,637,144	$7,178,938	$14,897,885	$7,818,419

Expenses
Investment adviser fee	$695,206	$587,076	$1,268,326	$625,232
Distribution and service fees
Class A	315,425	230,269	463,248	268,849
Class B	—	—	46,830	—
Class C	104,314	173,532	407,832	187,711
Trustees’ fees and expenses	7,165	7,012	13,611	7,376
Custodian fee	46,964	45,806	75,193	46,772
Transfer and dividend disbursing agent fees	54,886	57,735	130,721	63,481
Legal and accounting services	80,116	69,857	79,308	64,840
Printing and postage	18,216	18,581	31,758	21,144
Registration fees	1,070	6,991	4,002	2,602
Interest expense and fees	69,884	76,204	186,466	62,373
Miscellaneous	22,589	21,057	27,637	21,021
Total expenses	$1,415,835	$1,294,120	$2,734,932	$1,371,401
Deduct —
Reduction of custodian fee	$522	$969	$2,460	$287
Total expense reductions	$522	$969	$2,460	$287

Net expenses	$1,415,313	$1,293,151	$2,732,472	$1,371,114

Net investment income	$6,221,831	$5,885,787	$12,165,413	$6,447,305

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,643,989	$307,784	$159,864	$2,391,067
Financial futures contracts	(720,536)	(1,391,140)	(2,384,811)	(1,648,684)
Net realized gain (loss)	$2,923,453	$(1,083,356)	$(2,224,947)	$742,383
Change in unrealized appreciation (depreciation) —
Investments	$6,805,807	$10,357,372	$21,067,563	$9,067,426
Financial futures contracts	304,763	301,875	517,500	407,913
Net change in unrealized appreciation (depreciation)	$7,110,570	$10,659,247	$21,585,063	$9,475,339

Net realized and unrealized gain	$10,034,023	$9,575,891	$19,360,116	$10,217,722

Net increase in net assets from operations	$16,255,854	$15,461,678	$31,525,529	$16,665,027

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Statements of Changes in Net Assets

	Year Ended September 30, 2014
Increase (Decrease) in Net Assets	California Fund	Massachusetts Fund	New York Fund	Ohio Fund
From operations —
Net investment income	$6,221,831	$5,885,787	$12,165,413	$6,447,305
Net realized gain (loss) from investment transactions and financial futures contracts	2,923,453	(1,083,356)	(2,224,947)	742,383
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	7,110,570	10,659,247	21,585,063	9,475,339
Net increase in net assets from operations	$16,255,854	$15,461,678	$31,525,529	$16,665,027
Distributions to shareholders —
From net investment income
Class A	$(4,998,603)	$(4,598,410)	$(9,395,239)	$(5,516,371)
Class B	—	—	(164,400)	—
Class C	(334,356)	(592,640)	(1,417,659)	(662,141)
Class I	(839,057)	(799,492)	(1,119,845)	(265,242)
Total distributions to shareholders	$(6,172,016)	$(5,990,542)	$(12,097,143)	$(6,443,754)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,299,023	$10,996,775	$41,245,300	$8,717,997
Class B	—	—	12,420	—
Class C	1,397,199	2,515,358	13,080,172	2,985,532
Class I	11,826,628	13,134,065	21,162,555	4,989,115
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,979,205	3,707,111	8,060,755	4,618,109
Class B	—	—	125,784	—
Class C	209,053	434,549	1,093,370	537,211
Class I	216,110	532,827	664,247	168,348
Cost of shares redeemed
Class A	(29,791,718)	(26,253,903)	(42,794,208)	(31,746,394)
Class B	—	—	(1,045,315)	—
Class C	(2,227,110)	(4,451,366)	(8,958,562)	(6,413,076)
Class I	(15,989,226)	(5,039,506)	(10,224,554)	(3,238,286)
Net asset value of shares exchanged
Class A	—	—	779,011	—
Class B	—	—	(779,011)	—
Net increase (decrease) in net assets from Fund share transactions	$(25,080,836)	$(4,424,090)	$22,421,964	$(19,381,444)

Net increase (decrease) in net assets	$(14,996,998)	$5,047,046	$41,850,350	$(9,160,171)

Net Assets
At beginning of year	$169,308,436	$154,767,627	$291,660,965	$170,714,530
At end of year	$154,311,438	$159,814,673	$333,511,315	$161,554,359

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$370,460	$517,047	$408,358	$(82,672)

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2013
Increase (Decrease) in Net Assets	California Fund	Massachusetts Fund	New York Fund	Ohio Fund
From operations —
Net investment income	$6,914,063	$6,604,596	$12,972,617	$7,812,559
Net realized gain (loss) from investment transactions and financial futures contracts	(42,534)	795,856	(2,170,083)	(707,901)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(15,625,055)	(17,339,560)	(25,025,499)	(19,667,608)
Net decrease in net assets from operations	$(8,753,526)	$(9,939,108)	$(14,222,965)	$(12,562,950)
Distributions to shareholders —
From net investment income
Class A	$(5,520,821)	$(5,193,142)	$(10,197,547)	$(6,638,963)
Class B	—	—	(234,689)	—
Class C	(348,810)	(696,510)	(1,501,502)	(840,191)
Class I	(982,709)	(670,538)	(1,112,380)	(285,282)
Total distributions to shareholders	$(6,852,340)	$(6,560,190)	$(13,046,118)	$(7,764,436)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$12,615,516	$11,012,833	$18,704,083	$10,768,368
Class B	—	—	115,836	—
Class C	1,740,428	3,273,433	8,912,467	4,718,805
Class I	19,599,937	5,675,635	14,518,804	3,661,282
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,245,136	4,107,891	8,612,966	5,520,516
Class B	—	—	170,730	—
Class C	228,049	510,068	1,174,735	687,366
Class I	188,352	413,498	431,546	153,129
Cost of shares redeemed
Class A	(30,399,781)	(31,723,450)	(51,581,326)	(44,654,099)
Class B	—	—	(1,456,876)	—
Class C	(3,332,578)	(6,244,664)	(12,413,310)	(8,816,316)
Class I	(6,744,739)	(4,838,446)	(17,893,069)	(2,873,429)
Net asset value of shares exchanged
Class A	—	—	1,439,396	—
Class B	—	—	(1,439,396)	—
Net decrease in net assets from Fund share transactions	$(1,859,680)	$(17,813,202)	$(30,703,414)	$(30,834,378)

Net decrease in net assets	$(17,465,546)	$(34,312,500)	$(57,972,497)	$(51,161,764)

Net Assets
At beginning of year	$186,773,982	$189,080,127	$349,633,462	$221,876,294
At end of year	$169,308,436	$154,767,627	$291,660,965	$170,714,530

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$370,457	$517,045	$408,357	$(89,284)

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights

	California Fund – Class A
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.580	$10.410	$9.560	$10.000	$9.940

Income (Loss) From Operations
Net investment income(1)	$0.394	$0.377	$0.391	$0.457	$0.461
Net realized and unrealized gain (loss)	0.647	(0.833)	0.846	(0.454)	0.046

Total income (loss) from operations	$1.041	$(0.456)	$1.237	$0.003	$0.507

Less Distributions
From net investment income	$(0.391)	$(0.374)	$(0.387)	$(0.443)	$(0.447)

Total distributions	$(0.391)	$(0.374)	$(0.387)	$(0.443)	$(0.447)

Net asset value — End of year	$10.230	$9.580	$10.410	$9.560	$10.000

Total Return(2)	11.07%	(4.51)%	13.17%	0.28%	5.36%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$120,695	$133,046	$158,892	$151,148	$180,089
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.85%	0.84%	0.84%	0.87%	0.90%
Interest and fee expense(4)	0.04%	0.04%	0.06%	0.12%	0.10%
Total expenses(3)	0.89%	0.88%	0.90%	0.99%	1.00%
Net investment income	3.99%	3.71%	3.91%	4.92%	4.76%
Portfolio Turnover	12%	33%	23%	37%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	California Fund – Class C
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$8.860	$9.630	$8.840	$9.250	$9.190

Income (Loss) From Operations
Net investment income(1)	$0.296	$0.278	$0.292	$0.358	$0.359
Net realized and unrealized gain (loss)	0.597	(0.773)	0.787	(0.423)	0.050

Total income (loss) from operations	$0.893	$(0.495)	$1.079	$(0.065)	$0.409

Less Distributions
From net investment income	$(0.293)	$(0.275)	$(0.289)	$(0.345)	$(0.349)

Total distributions	$(0.293)	$(0.275)	$(0.289)	$(0.345)	$(0.349)

Net asset value — End of year	$9.460	$8.860	$9.630	$8.840	$9.250

Total Return(2)	10.23%	(5.25)%	12.38%	(0.50)%	4.65%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$10,297	$10,237	$12,572	$10,211	$13,109
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.60%	1.59%	1.59%	1.62%	1.65%
Interest and fee expense(4)	0.04%	0.04%	0.06%	0.12%	0.10%
Total expenses(3)	1.64%	1.63%	1.65%	1.74%	1.75%
Net investment income	3.24%	2.95%	3.15%	4.18%	4.00%
Portfolio Turnover	12%	33%	23%	37%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	California Fund – Class I
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.590	$10.420	$9.560	$10.010	$9.950

Income (Loss) From Operations
Net investment income(1)	$0.419	$0.402	$0.413	$0.479	$0.486
Net realized and unrealized gain (loss)	0.647	(0.833)	0.860	(0.463)	0.045

Total income (loss) from operations	$1.066	$(0.431)	$1.273	$0.016	$0.531

Less Distributions
From net investment income	$(0.416)	$(0.399)	$(0.413)	$(0.466)	$(0.471)

Total distributions	$(0.416)	$(0.399)	$(0.413)	$(0.466)	$(0.471)

Net asset value — End of year	$10.240	$9.590	$10.420	$9.560	$10.010

Total Return(2)	11.33%	(4.27)%	13.56%	0.43%	5.61%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$23,320	$26,025	$15,310	$8,938	$8,286
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.60%	0.59%	0.59%	0.62%	0.65%
Interest and fee expense(4)	0.04%	0.04%	0.06%	0.12%	0.10%
Total expenses(3)	0.64%	0.63%	0.65%	0.74%	0.75%
Net investment income	4.25%	3.97%	4.12%	5.15%	5.01%
Portfolio Turnover	12%	33%	23%	37%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	Massachusetts Fund – Class A
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$8.560	$9.380	$8.700	$8.870	$8.840

Income (Loss) From Operations
Net investment income(1)	$0.347	$0.342	$0.360	$0.410	$0.420
Net realized and unrealized gain (loss)	0.566	(0.822)	0.670	(0.179)	0.022

Total income (loss) from operations	$0.913	$(0.480)	$1.030	$0.231	$0.442

Less Distributions
From net investment income	$(0.353)	$(0.340)	$(0.350)	$(0.401)	$(0.412)

Total distributions	$(0.353)	$(0.340)	$(0.350)	$(0.401)	$(0.412)

Net asset value — End of year	$9.120	$8.560	$9.380	$8.700	$8.870

Total Return(2)	10.86%	(5.27)%	12.05%	2.92%	5.26%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$115,002	$119,390	$148,671	$163,879	$196,939
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.73%	0.74%	0.74%	0.77%	0.81%
Interest and fee expense(4)	0.05%	0.07%	0.08%	0.09%	0.10%
Total expenses(3)	0.78%	0.81%	0.82%	0.86%	0.91%
Net investment income	3.93%	3.74%	3.99%	4.93%	4.87%
Portfolio Turnover	6%	4%	22%	19%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	Massachusetts Fund – Class C
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$8.560	$9.390	$8.710	$8.880	$8.850

Income (Loss) From Operations
Net investment income(1)	$0.281	$0.274	$0.291	$0.348	$0.354
Net realized and unrealized gain (loss)	0.566	(0.833)	0.671	(0.180)	0.026

Total income (loss) from operations	$0.847	$(0.559)	$0.962	$0.168	$0.380

Less Distributions
From net investment income	$(0.287)	$(0.271)	$(0.282)	$(0.338)	$(0.350)

Total distributions	$(0.287)	$(0.271)	$(0.282)	$(0.338)	$(0.350)

Net asset value — End of year	$9.120	$8.560	$9.390	$8.710	$8.880

Total Return(2)	10.04%	(6.08)%	11.21%	2.16%	4.50%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$18,787	$19,148	$23,766	$20,018	$22,718
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.48%	1.49%	1.49%	1.52%	1.55%
Interest and fee expense(4)	0.05%	0.07%	0.08%	0.09%	0.10%
Total expenses(3)	1.53%	1.56%	1.57%	1.61%	1.65%
Net investment income	3.18%	2.99%	3.22%	4.18%	4.10%
Portfolio Turnover	6%	4%	22%	19%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	Massachusetts Fund – Class I
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$8.560	$9.380	$8.700	$8.870	$8.840

Income (Loss) From Operations
Net investment income(1)	$0.361	$0.360	$0.377	$0.428	$0.436
Net realized and unrealized gain (loss)	0.570	(0.822)	0.671	(0.181)	0.023

Total income (loss) from operations	$0.931	$(0.462)	$1.048	$0.247	$0.459

Less Distributions
From net investment income	$(0.371)	$(0.358)	$(0.368)	$(0.417)	$(0.429)

Total distributions	$(0.371)	$(0.358)	$(0.368)	$(0.417)	$(0.429)

Net asset value — End of year	$9.120	$8.560	$9.380	$8.700	$8.870

Total Return(2)	11.09%	(5.08)%	12.28%	3.13%	5.46%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$26,026	$16,229	$16,643	$12,542	$15,788
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.53%	0.54%	0.54%	0.57%	0.60%
Interest and fee expense(4)	0.05%	0.07%	0.08%	0.09%	0.10%
Total expenses(3)	0.58%	0.61%	0.62%	0.66%	0.70%
Net investment income	4.07%	3.95%	4.16%	5.15%	5.06%
Portfolio Turnover	6%	4%	22%	19%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	New York Fund – Class A
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.510	$10.320	$9.610	$9.790	$9.710

Income (Loss) From Operations
Net investment income(1)	$0.400	$0.399	$0.420	$0.457	$0.453
Net realized and unrealized gain (loss)	0.629	(0.808)	0.709	(0.184)	0.077

Total income (loss) from operations	$1.029	$(0.409)	$1.129	$0.273	$0.530

Less Distributions
From net investment income	$(0.399)	$(0.401)	$(0.419)	$(0.453)	$(0.450)

Total distributions	$(0.399)	$(0.401)	$(0.419)	$(0.453)	$(0.450)

Net asset value — End of year	$10.140	$9.510	$10.320	$9.610	$9.790

Total Return(2)	11.02%	(4.10)%	11.98%	3.10%	5.70%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$246,418	$224,465	$267,732	$254,304	$305,437
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.73%	0.75%	0.76%	0.79%	0.79%
Interest and fee expense(4)	0.06%	0.07%	0.08%	0.10%	0.09%
Total expenses(3)	0.79%	0.82%	0.84%	0.89%	0.88%
Net investment income	4.08%	3.95%	4.22%	4.95%	4.75%
Portfolio Turnover	4%	5%	13%	6%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	New York Fund – Class B
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.520	$10.330	$9.620	$9.800	$9.730

Income (Loss) From Operations
Net investment income(1)	$0.330	$0.324	$0.347	$0.387	$0.381
Net realized and unrealized gain (loss)	0.625	(0.808)	0.708	(0.182)	0.072

Total income (loss) from operations	$0.955	$(0.484)	$1.055	$0.205	$0.453

Less Distributions
From net investment income	$(0.325)	$(0.326)	$(0.345)	$(0.385)	$(0.383)

Total distributions	$(0.325)	$(0.326)	$(0.345)	$(0.385)	$(0.383)

Net asset value — End of year	$10.150	$9.520	$10.330	$9.620	$9.800

Total Return(2)	10.19%	(4.81)%	11.14%	2.34%	4.84%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,315	$5,687	$8,829	$10,240	$11,328
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.49%	1.50%	1.51%	1.54%	1.54%
Interest and fee expense(4)	0.06%	0.07%	0.08%	0.10%	0.09%
Total expenses(3)	1.55%	1.57%	1.59%	1.64%	1.63%
Net investment income	3.36%	3.19%	3.48%	4.19%	3.99%
Portfolio Turnover	4%	5%	13%	6%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	New York Fund – Class C
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.520	$10.320	$9.610	$9.790	$9.720

Income (Loss) From Operations
Net investment income(1)	$0.327	$0.323	$0.345	$0.387	$0.381
Net realized and unrealized gain (loss)	0.618	(0.797)	0.710	(0.183)	0.072

Total income (loss) from operations	$0.945	$(0.474)	$1.055	$0.204	$0.453

Less Distributions
From net investment income	$(0.325)	$(0.326)	$(0.345)	$(0.384)	$(0.383)

Total distributions	$(0.325)	$(0.326)	$(0.345)	$(0.384)	$(0.383)

Net asset value — End of year	$10.140	$9.520	$10.320	$9.610	$9.790

Total Return(2)	10.08%	(4.71)%	11.15%	2.33%	4.84%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$48,653	$40,695	$46,914	$38,670	$46,852
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.48%	1.50%	1.50%	1.54%	1.54%
Interest and fee expense(4)	0.06%	0.07%	0.08%	0.10%	0.09%
Total expenses(3)	1.54%	1.57%	1.58%	1.64%	1.63%
Net investment income	3.32%	3.20%	3.46%	4.19%	3.99%
Portfolio Turnover	4%	5%	13%	6%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	New York Fund – Class I
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.510	$10.320	$9.610	$9.780	$9.710

Income (Loss) From Operations
Net investment income(1)	$0.418	$0.419	$0.439	$0.474	$0.473
Net realized and unrealized gain (loss)	0.630	(0.808)	0.710	(0.172)	0.065

Total income (loss) from operations	$1.048	$(0.389)	$1.149	$0.302	$0.538

Less Distributions
From net investment income	$(0.418)	$(0.421)	$(0.439)	$(0.472)	$(0.468)

Total distributions	$(0.418)	$(0.421)	$(0.439)	$(0.472)	$(0.468)

Net asset value — End of year	$10.140	$9.510	$10.320	$9.610	$9.780

Total Return(2)	11.24%	(3.91)%	12.20%	3.41%	5.78%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$34,125	$20,814	$26,159	$15,243	$13,409
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.53%	0.55%	0.55%	0.59%	0.59%
Interest and fee expense(4)	0.06%	0.07%	0.08%	0.10%	0.09%
Total expenses(3)	0.59%	0.62%	0.63%	0.69%	0.68%
Net investment income	4.25%	4.15%	4.40%	5.13%	4.95%
Portfolio Turnover	4%	5%	13%	6%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	Ohio Fund – Class A
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$8.600	$9.490	$8.790	$9.140	$9.150

Income (Loss) From Operations
Net investment income(1)	$0.366	$0.353	$0.364	$0.383	$0.378
Net realized and unrealized gain (loss)	0.579	(0.892)	0.698	(0.353)	(0.013)

Total income (loss) from operations	$0.945	$(0.539)	$1.062	$0.030	$0.365

Less Distributions
From net investment income	$(0.365)	$(0.351)	$(0.362)	$(0.380)	$(0.375)

Total distributions	$(0.365)	$(0.351)	$(0.362)	$(0.380)	$(0.375)

Net asset value — End of year	$9.180	$8.600	$9.490	$8.790	$9.140

Total Return(2)	11.19%	(5.83)%	12.29%	0.54%	4.17%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$132,578	$142,380	$187,540	$178,802	$247,554
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.69%	0.74%	0.73%	0.76%	0.76%
Interest and fee expense(4)	0.04%	0.03%	0.03%	0.03%	0.02%
Total expenses(3)	0.73%	0.77%	0.76%	0.79%	0.78%
Net investment income	4.11%	3.84%	3.97%	4.48%	4.23%
Portfolio Turnover	5%	9%	9%	6%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	Ohio Fund – Class C
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$8.600	$9.480	$8.790	$9.140	$9.150

Income (Loss) From Operations
Net investment income(1)	$0.298	$0.284	$0.293	$0.319	$0.311
Net realized and unrealized gain (loss)	0.570	(0.882)	0.690	(0.353)	(0.011)

Total income (loss) from operations	$0.868	$(0.598)	$0.983	$(0.034)	$0.300

Less Distributions
From net investment income	$(0.298)	$(0.282)	$(0.293)	$(0.316)	$(0.310)

Total distributions	$(0.298)	$(0.282)	$(0.293)	$(0.316)	$(0.310)

Net asset value — End of year	$9.170	$8.600	$9.480	$8.790	$9.140

Total Return(2)	10.24%	(6.44)%	11.34%	(0.21)%	3.42%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$20,094	$21,739	$27,921	$21,580	$30,641
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.44%	1.49%	1.48%	1.51%	1.51%
Interest and fee expense(4)	0.04%	0.03%	0.03%	0.03%	0.02%
Total expenses(3)	1.48%	1.52%	1.51%	1.54%	1.53%
Net investment income	3.35%	3.09%	3.20%	3.72%	3.47%
Portfolio Turnover	5%	9%	9%	6%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	Ohio Fund – Class I
	Year Ended September 30,				Period Ended September 30, 2010(1)
	2014	2013	2012	2011
Net asset value — Beginning of period	$8.610	$9.490	$8.800	$9.140	$8.960

Income (Loss) From Operations
Net investment income(2)	$0.382	$0.372	$0.382	$0.400	$0.061
Net realized and unrealized gain (loss)	0.571	(0.883)	0.688	(0.343)	0.180

Total income (loss) from operations	$0.953	$(0.511)	$1.070	$0.057	$0.241

Less Distributions
From net investment income	$(0.383)	$(0.369)	$(0.380)	$(0.397)	$(0.061)

Total distributions	$(0.383)	$(0.369)	$(0.380)	$(0.397)	$(0.061)

Net asset value — End of period	$9.180	$8.610	$9.490	$8.800	$9.140

Total Return(3)	11.28%	(5.53)%	12.39%	0.74%	2.81	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,882	$6,596	$6,415	$4,486	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	0.50%	0.54%	0.53%	0.56%	0.57	%(5)
Interest and fee expense(7)	0.04%	0.03%	0.03%	0.03%	0.02	%(5)
Total expenses(6)	0.54%	0.57%	0.56%	0.59%	0.59	%(5)
Net investment income	4.28%	4.06%	4.16%	4.66%	4.19	%(5)
Portfolio Turnover	5%	9%	9%	6%	6	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to September 30, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(8)	For the year ended September 30, 2010.

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Income Fund (California Fund), Eaton Vance Massachusetts Municipal Income Fund (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (New York Fund) and Eaton Vance Ohio Municipal Income Fund (Ohio Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The California Fund, Massachusetts Fund and Ohio Fund offer three classes of shares and the New York Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At September 30, 2014, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year, retaining the same short-

46

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

term or long-term character as when originally deferred, and are treated as realized prior to the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

September 30, 2015	$—	$440,164	$108,787	$—
September 30, 2016	518,828	91,224	2,215,774	240,163
September 30, 2017	7,884,903	9,824,104	2,053,235	5,075,023
September 30, 2018	12,351,723	20,239,992	22,999,420	10,217,857
September 30, 2019	—	4,877,692	7,036,080	3,163,804

Total capital loss carryforward	$20,755,454	$35,473,176	$34,413,296	$18,696,847

Deferred capital losses
Short-term	$1,896,854	$1,300,001	$1,754,868	$3,811,935
Long-term	$—	$543,081	$7,158,023	$4,851,414

As of September 30, 2014, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders

47

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 12) at September 30, 2014. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2014, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Floating Rate Notes Outstanding	$10,520,000	$11,390,000	$28,150,000	$5,000,000
Interest Rate or Range of Interest Rates (%)	0.04 - 0.05	0.04 - 0.06	0.04 - 0.09	0.05 - 0.06
Collateral for Floating Rate Notes Outstanding	$15,499,828	$19,053,390	$44,186,097	$9,475,875

For the year ended September 30, 2014, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Average Floating Rate Notes Outstanding	$11,381,041	$11,390,000	$28,618,493	$6,739,726
Average Interest Rate	0.61%	0.67%	0.65%	0.93%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2014.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The compliance date for the Volcker Rule is July 21, 2015. The Volcker Rule may preclude banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts may need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Funds. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

48

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2014 and September 30, 2013 was as follows:

	Year Ended September 30, 2014
	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Distributions declared from:
Tax-exempt income	$6,172,016	$5,787,550	$12,096,534	$6,400,798
Ordinary income	$—	$202,992	$609	$42,956

	Year Ended September 30, 2013
	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Distributions declared from:
Tax-exempt income	$6,852,340	$6,431,596	$12,927,269	$7,752,469
Ordinary income	$—	$128,594	$118,849	$11,967

During the year ended September 30, 2014, the following amounts were reclassified due to the tax treatment of distributions in excess of net tax-exempt income and differences between book and tax accounting, primarily for accretion of market discount.

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Change in:
Paid-in capital	$—	$—	$—	$(6,614)
Accumulated net realized loss	$49,812	$(104,757)	$68,269	$3,553
Accumulated undistributed (distributions in excess of) net investment income	$(49,812)	$104,757	$(68,269)	$3,061

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

49

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

As of September 30, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Undistributed tax-exempt income	$499,660	$616,650	$580,848	$—
Capital loss carryforward and deferred capital losses	$(22,652,308)	$(37,316,258)	$(43,326,187)	$(27,360,196)
Net unrealized appreciation	$14,509,976	$20,195,918	$39,275,922	$17,193,954
Other temporary differences	$(129,203)	$(99,603)	$(172,490)	$(82,672)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, futures contracts, accretion of market discount, residual interest bonds and the timing of recognizing distributions to shareholders.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table (except for California Fund) and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced. For California Fund, the annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

For the year ended September 30, 2014, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Investment Adviser Fee	$695,206	$587,076	$1,268,326	$625,232
Effective Annual Rate	0.44%	0.38%	0.41%	0.39%

EVM serves as administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended September 30, 2014 were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

EVM’s Sub-Transfer Agent Fees	$5,505	$4,918	$11,831	$3,946
EVD’s Class A Sales Charges	$10,224	$21,301	$73,820	$27,080

50

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Fund) per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2014 for Class A shares amounted to the following:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A Distribution and Service Fees	$315,425	$230,269	$463,248	$268,849

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended September 30, 2014, the Funds paid or accrued to EVD the following distribution fees:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class B Distribution Fees	$—	$—	$36,971	$—
Class C Distribution Fees	$78,235	$136,999	$321,973	$148,193

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% (0.25% for California Fund) per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2014 amounted to the following:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class B Service Fees	$—	$—	$9,859	$—
Class C Service Fees	$26,079	$36,533	$85,859	$39,518

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent

51

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended September 30, 2014, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A	$—	$—	$100	$—
Class B	$—	$—	$2,700	$—
Class C	$100	$1,200	$4,300	$4,100

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2014 were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Purchases	$19,497,646	$9,517,486	$24,691,458	$7,532,061
Sales	$46,232,690	$26,567,206	$13,928,234	$34,035,822

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Fund
	Year Ended September 30, 2014
	Class A	Class B	Class C	Class I

Sales	537,207	—	152,780	1,184,375
Issued to shareholders electing to receive payments of distributions in Fund shares	401,673	—	22,797	21,642
Redemptions	(3,024,960)	—	(242,263)	(1,642,137)

Net decrease	(2,086,080)	—	(66,686)	(436,120)

	Year Ended September 30, 2013
	Class A	Class B	Class C	Class I

Sales	1,239,594	—	188,432	1,898,638
Issued to shareholders electing to receive payments of distributions in Fund shares	420,329	—	24,357	18,619
Redemptions	(3,031,459)	—	(362,895)	(672,204)

Net increase (decrease)	(1,371,536)	—	(150,106)	1,245,053

52

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

Massachusetts Fund
	Year Ended September 30, 2014
	Class A	Class B	Class C	Class I

Sales	1,232,467	—	281,076	1,474,975
Issued to shareholders electing to receive payments of distributions in Fund shares	418,652	—	49,070	59,922
Redemptions	(2,987,674)	—	(506,909)	(576,562)

Net increase (decrease)	(1,336,555)	—	(176,763)	958,335

	Year Ended September 30, 2013
	Class A	Class B	Class C	Class I

Sales	1,192,735	—	348,801	615,555
Issued to shareholders electing to receive payments of distributions in Fund shares	451,166	—	55,959	45,621
Redemptions	(3,541,962)	—	(700,761)	(539,138)

Net increase (decrease)	(1,898,061)	—	(296,001)	122,038

New York Fund
	Year Ended September 30, 2014
	Class A	Class B	Class C	Class I

Sales	4,174,207	1,262	1,322,689	2,150,958
Issued to shareholders electing to receive payments of distributions in Fund shares	818,436	12,792	110,982	67,292
Redemptions	(4,361,589)	(106,745)	(912,580)	(1,039,873)
Exchange from Class B shares	79,430	—	—	—
Exchange to Class A shares	—	(79,328)	—	—

Net increase (decrease)	710,484	(172,019)	521,091	1,178,377

	Year Ended September 30, 2013
	Class A	Class B	Class C	Class I

Sales	1,818,626	11,248	866,904	1,438,890
Issued to shareholders electing to receive payments of distributions in Fund shares	856,850	16,932	116,904	43,186
Redemptions	(5,161,533)	(142,994)	(1,251,039)	(1,828,876)
Exchange from Class B shares	142,613	—	—	—
Exchange to Class A shares	—	(142,399)	—	—

Net decrease	(2,343,444)	(257,213)	(267,231)	(346,800)

53

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

Ohio Fund
	Year Ended September 30, 2014
	Class A	Class B	Class C	Class I

Sales	975,168	—	332,464	550,415
Issued to shareholders electing to receive payments of distributions in Fund shares	516,970	—	60,214	18,776
Redemptions	(3,595,262)	—	(730,175)	(368,220)

Net increase (decrease)	(2,103,124)	—	(337,497)	200,971

	Year Ended September 30, 2013
	Class A	Class B	Class C	Class I

Sales	1,149,076	—	502,822	396,843
Issued to shareholders electing to receive payments of distributions in Fund shares	604,161	—	75,319	16,853
Redemptions	(4,975,659)	—	(995,290)	(323,391)

Net increase (decrease)	(3,222,422)	—	(417,149)	90,305

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2014, as determined on a federal income tax basis, were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Aggregate cost	$138,949,634	$129,331,778	$281,632,110	$139,675,258
Gross unrealized appreciation	$14,994,501	$20,216,252	$39,304,724	$17,270,505
Gross unrealized depreciation	(484,525)	(20,334)	(28,802)	(76,551)

Net unrealized appreciation	$14,509,976	$20,195,918	$39,275,922	$17,193,954

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At September 30, 2014, the California Fund had a balance outstanding pursuant to the line of credit of $600,000 at an interest rate of 1.08%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at September 30, 2014. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 12) at September 30, 2014. The Funds’ average borrowings or allocated fees during the year ended September 30, 2014 were not significant.

10  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At September 30, 2014, the California Fund had an overdraft balance due to SSBT pursuant to the foregoing arrangement of $82,935. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at September 30, 2014. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 12) at September 30, 2014. The Funds’ average overdraft advances during the year ended September 30, 2014 were not significant.

54

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

11  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2014 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation

California	12/14	60 U.S. 10-Year Treasury Note	Short	$(7,516,297)	$(7,478,438)	$37,859
	12/14	25 U.S. Long Treasury Bond	Short	(3,474,954)	(3,447,656)	27,298
Massachusetts	12/14	112 U.S. Long Treasury Bond	Short	$(15,567,795)	$(15,445,500)	$122,295
New York	12/14	192 U.S. Long Treasury Bond	Short	$(26,687,649)	$(26,478,000)	$209,649
Ohio	12/14	128 U.S. Long Treasury Bond	Short	$(17,791,766)	$(17,652,000)	$139,766

At September 30, 2014, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2014 were as follows:

	California Fund		Massachusetts Fund		New York Fund		Ohio Fund

Asset Derivative:

Futures Contracts	$65,157	(1)	$122,295	(1)	$209,649	(1)	$139,766	(1)

Total	$65,157		$122,295		$209,649		$139,766

(1)

Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2014 was as follows:

	California Fund		Massachusetts Fund		New York Fund		Ohio Fund
Realized Gain (Loss) on Derivatives Recognized in Income	$(720,536	)(1)	$(1,391,140	)(1)	$(2,384,811	)(1)	$(1,648,684	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$304,763	(2)	$301,875	(2)	$517,500	(2)	$407,913	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

55

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

The average notional amounts of futures contracts outstanding during the year ended September 30, 2014, which are indicative of the volume of this derivative type, were approximately as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Average Notional Amount:

Futures Contracts — Short	$11,195,000	$14,948,000	$25,624,000	$17,319,000

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

California Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$163,979,610	$—	$163,979,610

Total Investments	$—	$163,979,610	$—	$163,979,610

Futures Contracts	$65,157	$—	$—	$65,157

Total	$65,157	$163,979,610	$—	$164,044,767

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$160,917,696	$—	$160,917,696

Total Investments	$—	$160,917,696	$—	$160,917,696

Futures Contracts	$122,295	$—	$—	$122,295

Total	$122,295	$160,917,696	$—	$161,039,991

56

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

New York Fund
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$347,717,232	$—	$347,717,232
Miscellaneous	—	—	1,340,800	1,340,800

Total Investments	$—	$347,717,232	$1,340,800	$349,058,032
Futures Contracts	$209,649	$—	$—	$209,649

Total	$209,649	$347,717,232	$1,340,800	$349,267,681

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$161,869,212	$—	$161,869,212

Total Investments	$—	$161,869,212	$—	$161,869,212

Futures Contracts	$139,766	$—	$—	$139,766

Total	$139,766	$161,869,212	$—	$162,008,978

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the New York Fund.

The California Fund, Massachusetts Fund and Ohio Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs.

Level 3 investments held by New York Fund at the beginning and/or end of period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2014 is not presented.

At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

57

Eaton Vance

Municipal Income Funds

September 30, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance California Municipal Income Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Municipal Income Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund, and Eaton Vance Ohio Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of September 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management.

Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance California Municipal Income Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund as of September 30, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 19, 2014

58

Eaton Vance

Municipal Income Funds

September 30, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended September 30, 2014, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

California Municipal Income Fund	100.00%
Massachusetts Municipal Income Fund	96.61%
New York Municipal Income Fund	99.99%
Ohio Municipal Income Fund	99.33%

59

Eaton Vance

Municipal Income Funds

September 30, 2014

Special Meeting of Shareholders (Unaudited)

Each Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	California Municipal Income Fund		Massachusetts Municipal Income Fund
	Number of Shares(1)		Number of Shares(1)
Nominee for Trustee	For	Withheld	For	Withheld
Scott E. Eston	12,637,429	296,534	13,954,420	219,181
Cynthia E. Frost	12,633,769	300,194	13,954,420	219,181
George J. Gorman	12,637,429	296,534	13,954,420	219,181
Valerie A. Mosley	12,615,436	318,527	13,954,420	219,181
Harriett Tee Taggart	12,637,429	296,534	13,948,112	225,490

(1) Excludes fractional shares.
	New York Municipal Income Fund		Ohio Municipal Income Fund
	Number of Shares(1)		Number of Shares(1)
Nominee for Trustee	For	Withheld	For	Withheld
Scott E. Eston	23,890,397	883,404	15,725,687	171,124
Cynthia E. Frost	23,980,968	792,833	15,795,366	101,445
George J. Gorman	23,861,256	912,545	15,788,517	108,294
Valerie A. Mosley	23,999,984	773,817	15,787,278	109,533
Harriett Tee Taggart	23,990,111	783,690	15,712,015	184,796

(1) Excludes fractional shares

60

Eaton Vance

Municipal Income Funds

September 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

61

Eaton Vance

Municipal Income Funds

September 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance California Municipal Income Fund

•	Eaton Vance Massachusetts Municipal Income Fund

•	Eaton Vance New York Municipal Income Fund

•	Eaton Vance Ohio Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes to such personnel, where relevant. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

62

Eaton Vance

Municipal Income Funds

September 30, 2014

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for each Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its peer universe, focus on higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure each Fund’s portfolio as part of a long-term strategy for managing interest rate risk, consistent with each Fund’s objective of providing current income. The Board concluded that each Fund’s performance had been satisfactory on the basis of current income return. The Board also concluded it would continue to monitor the effectiveness of steps taken by the Adviser to improve fund performance on the basis of total return.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by each Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and each Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from economies of scale in the future.

63

Eaton Vance

Municipal Income Funds

September 30, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 182 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 182 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

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Eaton Vance

Municipal Income Funds

September 30, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

65

Eaton Vance

Municipal Income Funds

September 30, 2014

Management and Organization — continued

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

438 9.30.14

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Income Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund, and Eaton Vance Ohio Municipal Income Fund (the
“Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended September 30, 2013 and September 30, 2014 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T for the same time periods.

Eaton Vance National Municipal Income Fund

Fiscal Years Ended	9/30/13	9/30/14
Audit Fees	$100,670	$116,032
Audit-Related Fees(1)	$0	$3,075
Tax Fees(2)	$27,190	$28,400
All Other Fees(3)	$0	$0

Total	$127,860	$147,507

Eaton Vance California Municipal Income Fund

Fiscal Years Ended	9/30/13	9/30/14
Audit Fees	$55,360	$57,260
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,290	$10,910
All Other Fees(3)	$0	$0

Total	$65,650	$68,170

Eaton Vance Massachusetts Municipal Income Fund

Fiscal Years Ended	9/30/13	9/30/14
Audit Fees	$54,820	$56,070
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,890	$11,530
All Other Fees(3)	$0	$0

Total	$65,710	$67,600

Eaton Vance New York Municipal Income Fund

Fiscal Years Ended	9/30/13	9/30/14
Audit Fees	$56,300	$58,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,690	$12,360
All Other Fees(3)	$0	$0

Total	$67,990	$70,560

Eaton Vance Ohio Municipal Income Fund

Fiscal Years Ended	9/30/13	9/30/14
Audit Fees	$38,460	$39,760
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,490	$10,080
All Other Fees(3)	$0	$0

Total	$47,950	$49,840

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/13	8/31/13	9/30/13	7/31/14	8/31/14	9/30/14
Audit Fees	$218,460	$362,120	$305,610	$226,860	$246,010	$327,322
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$3,075
Tax Fees(2)	$55,810	$103,790	$69,550	$59,510	$72,240	$73,280
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$274,270	$465,910	$375,160	$286,370	$318,250	$403,677

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by the Series’ principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/13	8/31/13	9/30/13	7/31/14	8/31/14	9/30/14
Registrant(1)	$55,810	$103,790	$69,550	$59,510	$72,240	$76,355
Eaton Vance(2)	$276,151	$417,309	$369,820	$397,473	$256,315	$256,315

(1)	Includes all of the Series of the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 12, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 12, 2014